Schedule of Investments (unaudited)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.6%
Ampol Ltd.	43,098	$1,017,707
ANZ Group Holdings Ltd.	532,363	9,605,918
APA Group	239,972	1,280,606
Aristocrat Leisure Ltd.	104,569	2,668,600
ASX Ltd.	34,651	1,415,498
Aurizon Holdings Ltd.	300,021	736,927
BHP Group Ltd.	895,687	24,565,211
BlueScope Steel Ltd.	82,684	1,206,807
Brambles Ltd.	242,637	2,282,644
CAR Group Ltd.	60,801	1,318,379
Cochlear Ltd.	11,808	2,463,243
Coles Group Ltd.	241,591	2,519,605
Commonwealth Bank of Australia	295,807	21,673,642
Computershare Ltd.	100,604	1,767,448
CSL Ltd.	84,873	15,079,902
Dexus	186,422	846,768
Endeavour Group Ltd./Australia	252,167	867,178
Fortescue Ltd.	296,655	4,916,891
Goodman Group	307,820	6,217,849
GPT Group (The)	339,015	911,758
IDP Education Ltd.	50,031	521,668
Insurance Australia Group Ltd.	427,583	1,771,466
James Hardie Industries PLC(a)	80,341	2,761,959
Lottery Corp. Ltd. (The)	365,615	1,140,533
Macquarie Group Ltd.	64,885	7,769,234
Medibank Pvt Ltd.	492,421	1,128,559
Mineral Resources Ltd.	32,450	1,472,007
Mirvac Group	710,372	930,778
National Australia Bank Ltd.	552,381	11,974,250
Northern Star Resources Ltd.	199,237	1,888,515
Orica Ltd.	80,192	928,522
Origin Energy Ltd.	300,578	1,897,073
Pilbara Minerals Ltd.(b)	501,145	1,275,867
Qantas Airways Ltd.(a)	165,525	624,510
QBE Insurance Group Ltd.	261,504	2,991,336
Ramsay Health Care Ltd.	31,742	1,063,999
REA Group Ltd.	9,471	1,085,642
Reece Ltd.	45,376	804,955
Rio Tinto Ltd.	65,830	5,478,658
Santos Ltd.	580,029	2,846,413
Scentre Group	915,065	1,853,052
SEEK Ltd.	64,290	993,140
Seven Group Holdings Ltd.	25,859	628,350
Sonic Healthcare Ltd.	79,200	1,361,105
South32 Ltd.	818,050	1,866,365
Stockland	419,071	1,187,277
Suncorp Group Ltd.	218,365	2,332,229
Telstra Group Ltd.	692,490	1,636,086
Transurban Group	561,133	4,505,033
Treasury Wine Estates Ltd.	143,798	1,115,183
Vicinity Ltd.	658,911	806,882
Washington H Soul Pattinson & Co. Ltd.	43,043	900,786
Wesfarmers Ltd.	200,561	8,591,878
Westpac Banking Corp.	621,246	10,316,624
WiseTech Global Ltd.	30,005	1,767,671
Woodside Energy Group Ltd.	344,837	6,178,446
Woolworths Group Ltd.	214,598	4,402,931
Xero Ltd.(a)	25,963	2,015,720
		206,177,283
Security	Shares	Value

Austria — 0.1%
Erste Group Bank AG	60,457	$2,819,417
OMV AG	25,732	1,221,020
Verbund AG	13,368	1,021,197
voestalpine AG	19,814	529,134
		5,590,768
Belgium — 0.6%
Ageas SA/NV	28,571	1,311,453
Anheuser-Busch InBev SA/NV	152,606	9,121,837
Argenx SE(a)	10,476	3,913,454
D’ieteren Group	4,317	931,274
Elia Group SA/NV	5,636	542,643
Groupe Bruxelles Lambert NV	15,130	1,123,100
KBC Group NV	44,180	3,281,874
Lotus Bakeries NV	81	815,160
Sofina SA	2,955	691,710
Syensqo SA(a)	12,947	1,200,079
UCB SA	22,538	2,988,767
Umicore SA	35,324	782,435
Warehouses De Pauw CVA	29,823	788,650
		27,492,436
Brazil — 1.0%
Ambev SA	797,251	1,865,462
Atacadao SA	95,727	205,922
B3 SA - Brasil Bolsa Balcao	1,027,100	2,134,270
Banco Bradesco SA	259,819	618,450
Banco BTG Pactual SA	213,083	1,370,599
Banco do Brasil SA	286,284	1,511,749
Banco Santander Brasil SA	74,539	414,855
BB Seguridade Participacoes SA	120,610	747,919
Caixa Seguridade Participacoes S/A	51,127	154,190
CCR SA	172,628	409,911
Centrais Eletricas Brasileiras SA	193,602	1,411,580
Cia. de Saneamento Basico do Estado de Sao Paulo SABESP	63,059	981,479
Cia. Siderurgica Nacional SA	116,034	311,057
Cosan SA	235,209	656,806
CPFL Energia SA	35,900	220,546
Energisa SA	38,929	338,115
Eneva SA(a)	164,271	391,649
Engie Brasil Energia SA	40,643	320,128
Equatorial Energia SA	174,030	1,025,224
Hapvida Participacoes e Investimentos SA(a)(c)	868,039	616,852
Hypera SA	82,835	470,918
JBS SA	140,306	633,358
Klabin SA	129,690	575,445
Localiza Rent a Car SA	156,568	1,478,359
Lojas Renner SA	170,467	503,266
Magazine Luiza SA(a)	586,128	153,513
Natura & Co. Holding SA	163,128	521,183
Petroleo Brasileiro SA	652,517	5,561,838
PRIO SA	142,638	1,318,535
Raia Drogasil SA	217,802	1,072,945
Rede D’Or Sao Luiz SA(c)	104,012	520,801
Rumo SA	225,810	876,696
Sendas Distribuidora SA	222,624	562,498
Suzano SA	138,700	1,561,530
Telefonica Brasil SA	72,836	664,033
TIM SA/Brazil	174,262	590,986
TOTVS SA	91,474	485,151
Ultrapar Participacoes SA	130,063	647,485
ValeSA	598,666	7,296,840

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Vibra Energia SA	201,188	$908,961
WEG SA	309,386	2,356,472
		44,467,576
Canada — 7.5%
Agnico Eagle Mines Ltd.	88,594	5,610,449
Air Canada(a)	28,264	417,190
Alimentation Couche-Tard Inc.	137,618	7,627,395
AltaGas Ltd.	49,382	1,082,591
ARC Resources Ltd.	104,324	1,889,222
Bank of Montreal	127,554	11,393,829
Bank of Nova Scotia (The)	213,624	9,800,960
Barrick Gold Corp.	305,237	5,073,056
BCE Inc.	12,558	412,595
Brookfield Asset Management Ltd.	61,060	2,332,579
Brookfield Corp., Class A	246,716	9,896,239
Brookfield Renewable Corp., Class A	23,515	546,261
BRP Inc.	6,385	429,578
CAE Inc.(a)	53,647	1,035,023
Cameco Corp.	78,252	3,570,267
Canadian Apartment Properties REIT	13,699	426,399
Canadian Imperial Bank of Commerce	163,854	7,648,464
Canadian National Railway Co.	96,041	11,656,914
Canadian Natural Resources Ltd.	189,739	14,378,072
Canadian Pacific Kansas City Ltd.	164,752	12,925,011
Canadian Tire Corp. Ltd., Class A, NVS	9,581	925,564
Canadian Utilities Ltd., Class A, NVS	26,390	590,044
CCL Industries Inc., Class B, NVS	27,439	1,401,200
Cenovus Energy Inc.	247,679	5,087,976
CGI Inc.(a)	37,389	3,788,466
Constellation Software Inc./Canada	3,567	9,183,487
Descartes Systems Group Inc. (The)(a)	15,865	1,471,660
Dollarama Inc.	49,988	4,169,994
Element Fleet Management Corp.	66,811	1,066,239
Emera Inc.	53,295	1,797,470
Empire Co. Ltd., NVS	28,497	663,857
Enbridge Inc.	377,295	13,415,603
Fairfax Financial Holdings Ltd.	3,740	4,066,172
First Quantum Minerals Ltd.	127,975	1,624,961
FirstService Corp.	6,629	973,656
Fortis Inc./Canada	89,340	3,508,314
Franco-Nevada Corp.	33,920	4,083,262
George Weston Ltd.	11,251	1,480,655
GFL Environmental Inc.	40,221	1,283,484
Gildan Activewear Inc.	26,174	907,292
Great-West Lifeco Inc.	46,187	1,365,832
Hydro One Ltd.(c)	65,040	1,821,772
iA Financial Corp. Inc.	17,516	1,061,915
IGM Financial Inc.	12,126	303,095
Imperial Oil Ltd.	33,100	2,275,753
Intact Financial Corp.	31,506	5,178,413
Ivanhoe Mines Ltd., Class A(a)(b)	115,165	1,561,020
Keyera Corp.	37,400	959,553
Kinross Gold Corp.	221,648	1,429,727
Loblaw Companies Ltd.	27,729	3,040,693
Lundin Mining Corp.	119,769	1,367,645
Magna International Inc.	47,666	2,278,301
Manulife Financial Corp.	317,576	7,407,377
MEG Energy Corp.(a)	48,636	1,106,159
Metro Inc./CN	40,843	2,089,249
National Bank of Canada	60,398	4,849,740
Northland Power Inc.	45,449	693,628
Nutrien Ltd.	87,107	4,593,104
Security	Shares	Value

Canada (continued)
Onex Corp.	13,037	$924,944
Open Text Corp.	49,708	1,755,207
Pan American Silver Corp.	62,664	1,155,732
Parkland Corp.	26,940	829,932
Pembina Pipeline Corp.	100,016	3,519,250
Power Corp. of Canada	104,165	2,775,413
Quebecor Inc., Class B	24,407	505,107
RB Global Inc.	33,144	2,371,470
Restaurant Brands International Inc.	52,137	3,955,390
RioCan REIT	30,027	380,395
Rogers Communications Inc., Class B, NVS	63,787	2,389,493
Royal Bank of Canada	250,186	24,205,334
Saputo Inc.	43,800	842,179
Shopify Inc., Class A(a)	213,648	14,999,513
Stantec Inc.	20,915	1,665,269
Sun Life Financial Inc.	104,707	5,346,206
Suncor Energy Inc.	228,048	8,701,821
TC Energy Corp.	185,446	6,643,807
Teck Resources Ltd., Class B	82,100	4,036,864
TELUS Corp.	80,845	1,298,429
TFI International Inc.	14,512	1,889,886
Thomson Reuters Corp.	28,138	4,249,979
TMX Group Ltd.	48,762	1,291,087
Toromont Industries Ltd.	13,530	1,238,354
Toronto-Dominion Bank (The)	314,006	18,628,460
Tourmaline Oil Corp.	59,547	2,910,197
West Fraser Timber Co. Ltd.	9,453	724,022
Wheaton Precious Metals Corp.	80,068	4,171,341
WSP Global Inc.	23,095	3,504,387
		339,933,894
Chile — 0.1%
Banco de Chile	6,851,701	760,071
Banco de Credito e Inversiones SA	16,622	484,800
Banco Santander Chile	11,460,155	519,261
Cencosud SA	253,617	434,587
Cia. Sud Americana de Vapores SA	2,316,119	180,696
Empresas CMPC SA	199,193	393,386
Empresas Copec SA	72,543	517,673
Enel Americas SA	3,671,429	344,179
Enel Chile SA	6,415,002	380,871
Falabella SA(a)	144,715	387,394
Latam Airlines Group SA(a)	27,557,366	372,866
		4,775,784
China — 7.5%
AAC Technologies Holdings Inc.	125,000	397,829
AECC Aviation Power Co. Ltd., Class A	29,400	143,037
Agricultural Bank of China Ltd., Class A	1,363,000	825,899
Agricultural Bank of China Ltd., Class H	4,359,000	1,943,726
Aier Eye Hospital Group Co. Ltd., Class A	173,942	308,408
Air China Ltd., Class H(a)	450,000	225,611
Akeso Inc.(a)(b)(c)	99,000	605,793
Alibaba Group Holding Ltd.	2,877,764	26,944,679
Alibaba Health Information Technology Ltd.(a)	936,000	349,389
Aluminum Corp. of China Ltd., Class H	882,000	584,954
Anhui Conch Cement Co. Ltd., Class A	88,498	279,841
Anhui Conch Cement Co. Ltd., Class H	168,000	389,771
Anhui Gujing Distillery Co. Ltd., Class A	10,300	384,283
Anhui Gujing Distillery Co. Ltd., Class B	19,800	324,543
Anjoy Foods Group Co. Ltd., Class A	13,700	173,666
ANTA Sports Products Ltd.	225,400	2,551,751
Asymchem Laboratories Tianjin Co. Ltd., Class A	11,000	124,947

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Autohome Inc., ADR	13,432	$345,202
AviChina Industry & Technology Co. Ltd., Class H	565,000	242,991
Baidu Inc.(a)	396,788	5,140,618
Bank of Beijing Co. Ltd., Class A	355,698	273,347
Bank of China Ltd., Class A	754,400	476,504
Bank of China Ltd., Class H	13,554,000	6,078,834
Bank of Communications Co. Ltd., Class A	636,100	602,315
Bank of Communications Co. Ltd., Class H	1,542,800	1,110,907
Bank of Jiangsu Co. Ltd., Class A	368,600	410,221
Bank of Ningbo Co. Ltd., Class A	89,377	281,726
Bank of Shanghai Co. Ltd., Class A	494,899	497,749
Baoshan Iron & Steel Co. Ltd., Class A	416,796	398,472
BeiGene Ltd.(a)	120,976	1,435,089
Beijing Enterprises Holdings Ltd.	90,000	288,139
Beijing Enterprises Water Group Ltd.	810,000	204,291
Beijing Kingsoft Office Software Inc., Class A	7,000	295,988
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	730,500	511,144
Bilibili Inc.(a)(b)	34,754	441,312
BOC Aviation Ltd.(c)	32,300	256,906
BOE Technology Group Co. Ltd., Class A	933,100	559,133
Bosideng International Holdings Ltd.	632,000	365,844
Brilliance China Automotive Holdings Ltd.	488,000	405,228
BYD Co. Ltd., Class A	27,700	830,211
BYD Co. Ltd., Class H	183,500	5,030,206
BYD Electronic International Co. Ltd.	161,000	542,374
C&D International Investment Group Ltd.	115,000	227,805
CGN Power Co. Ltd.	165,600	93,735
CGN Power Co. Ltd., Class H(c)	2,679,000	898,290
Changchun High-Tech Industry Group Co. Ltd., Class A	14,300	221,939
China Cinda Asset Management Co. Ltd., Class H	1,574,000	141,844
China CITIC Bank Corp. Ltd., Class H	1,623,000	949,509
China Coal Energy Co. Ltd., Class H	390,000	392,862
China Communications Services Corp. Ltd., Class H	534,000	255,277
China Construction Bank Corp., Class H	17,302,050	11,194,265
China CSSC Holdings Ltd., Class A	87,700	439,912
China Energy Engineering Corp. Ltd.	330,900	100,165
China Everbright Bank Co. Ltd., Class A	898,200	389,895
China Everbright Bank Co. Ltd., Class H	566,000	171,473
China Feihe Ltd.(c)	690,000	377,337
China Galaxy Securities Co. Ltd., Class H	764,000	413,833
China Gas Holdings Ltd.	544,600	509,926
China Hongqiao Group Ltd.(b)	443,000	611,286
China International Capital Corp. Ltd., Class H(c)	324,000	390,694
China Life Insurance Co. Ltd., Class A	66,300	278,952
China Life Insurance Co. Ltd., Class H	1,241,000	1,634,301
China Literature Ltd.(a)(c)	71,800	256,473
China Longyuan Power Group Corp. Ltd., Class H	616,000	431,528
China Medical System Holdings Ltd.	286,000	255,355
China Mengniu Dairy Co. Ltd.	538,000	1,114,454
China Merchants Bank Co. Ltd., Class A	280,400	1,320,737
China Merchants Bank Co. Ltd., Class H	651,093	2,819,790
China Merchants Port Holdings Co. Ltd.	240,000	316,948
China Merchants Securities Co. Ltd., Class A	275,860	554,690
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	123,777	143,957
China Minsheng Banking Corp. Ltd., Class A	915,695	498,428
China Minsheng Banking Corp. Ltd., Class H	681,240	249,253
China National Building Material Co. Ltd., Class H	712,000	275,500
China National Nuclear Power Co. Ltd., Class A	432,200	550,067
Security	Shares	Value

China (continued)
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A	127,300	$337,724
China Oilfield Services Ltd., Class H	356,000	380,673
China Overseas Land & Investment Ltd.	654,000	1,202,623
China Overseas Property Holdings Ltd.	240,000	145,977
China Pacific Insurance Group Co. Ltd., Class A	133,697	473,065
China Pacific Insurance Group Co. Ltd., Class H	387,800	849,700
China Petroleum & Chemical Corp., Class A	555,398	484,849
China Petroleum & Chemical Corp., Class H	4,205,000	2,509,971
China Power International Development Ltd.	1,007,000	406,360
China Railway Group Ltd., Class A	416,796	375,818
China Railway Group Ltd., Class H	562,000	277,324
China Renewable Energy Investment Ltd.(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	292,000	1,330,954
China Resources Gas Group Ltd.	174,300	547,820
China Resources Land Ltd.	584,000	2,099,968
China Resources Mixc Lifestyle Services Ltd.(c)	118,800	418,148
China Resources Pharmaceutical Group Ltd.(c)	341,500	220,835
China Resources Power Holdings Co. Ltd.	356,000	885,320
China Ruyi Holdings Ltd.(a)(b)	1,360,000	340,643
China Shenhua Energy Co. Ltd., Class A	116,900	640,999
China Shenhua Energy Co. Ltd., Class H	567,500	2,355,390
China State Construction Engineering Corp. Ltd., Class A	578,198	426,354
China State Construction International Holdings Ltd.	356,000	375,617
China Taiping Insurance Holdings Co. Ltd.	294,400	269,174
China Three Gorges Renewables Group Co. Ltd., Class A	653,500	421,844
China Tourism Group Duty Free Corp. Ltd.(b)(c)	8,900	78,375
China Tourism Group Duty Free Corp. Ltd., Class A	39,298	402,516
China Tower Corp. Ltd., Class H(c)	8,070,000	944,669
China United Network Communications Ltd., Class A	479,300	308,579
China Vanke Co. Ltd., Class A	203,800	207,090
China Vanke Co. Ltd., Class H(b)	254,400	149,202
China Yangtze Power Co. Ltd., Class A	338,949	1,205,108
Chongqing Changan Automobile Co. Ltd., Class A	111,900	225,929
Chongqing Zhifei Biological Products Co. Ltd., Class A	33,500	161,523
Chow Tai Fook Jewellery Group Ltd.	382,200	520,040
CITIC Ltd.	1,009,000	954,920
CITIC Securities Co. Ltd., Class A	178,400	464,273
CITIC Securities Co. Ltd., Class H	300,825	478,948
CMOC Group Ltd., Class A	435,600	534,683
CMOC Group Ltd., Class H	504,000	472,857
Contemporary Amperex Technology Co. Ltd., Class A	50,960	1,422,884
COSCO Shipping Energy Transportation Co. Ltd., Class H	270,000	316,646
COSCO Shipping Holdings Co. Ltd., Class A	271,930	441,239
COSCO Shipping Holdings Co. Ltd., Class H	509,749	659,530
COSCO SHIPPING Ports Ltd.	314,000	192,689
Country Garden Holdings Co. Ltd.(a)(b)(d)	2,115,828	131,179
Country Garden Services Holdings Co. Ltd.	386,000	257,516
CRRC Corp. Ltd., Class A	661,400	635,742
CRRC Corp. Ltd., Class H	493,000	272,132
CSC Financial Co. Ltd., Class A	129,300	396,236
CSPC Pharmaceutical Group Ltd.	1,638,960	1,345,802
Daqin Railway Co. Ltd., Class A	357,100	340,672
Dongfeng Motor Group Co. Ltd., Class H	448,000	162,464
East Buy Holding Ltd.(a)(b)(c)	72,500	153,280
East Money Information Co. Ltd., Class A	263,842	472,464

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
ENN Energy Holdings Ltd.	140,000	$1,192,854
Eve Energy Co. Ltd., Class A	52,700	268,313
Far East Horizon Ltd.	274,000	203,853
Flat Glass Group Co. Ltd., Class H	130,000	313,141
Focus Media Information Technology Co. Ltd., Class A	243,150	217,273
Foshan Haitian Flavouring & Food Co. Ltd., Class A	76,796	414,051
Fosun International Ltd.	452,500	266,971
Foxconn Industrial Internet Co. Ltd., Class A	178,000	587,130
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	876,506
Ganfeng Lithium Group Co. Ltd., Class A	68,100	329,604
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	65,760	192,840
GCL Technology Holdings Ltd.	3,789,000	561,199
Geely Automobile Holdings Ltd.	1,060,000	1,275,772
Genscript Biotech Corp.(a)(b)	220,000	324,427
GF Securities Co. Ltd., Class H	304,400	303,256
Giant Biogene Holding Co. Ltd.(a)(c)	54,400	331,445
GoerTek Inc., Class A	113,000	244,950
Great Wall Motor Co. Ltd., Class H	476,500	720,059
Guangdong Investment Ltd.	612,000	319,687
Guangzhou Automobile Group Co. Ltd., Class H	686,028	283,415
Guotai Junan Securities Co. Ltd., Class A	265,700	502,051
H World Group Ltd., ADR	37,024	1,359,151
Haidilao International Holding Ltd.(c)	295,000	665,581
Haier Smart Home Co. Ltd., Class A	136,900	568,558
Haier Smart Home Co. Ltd., Class A	381,800	1,414,196
Haitian International Holdings Ltd.	123,000	400,592
Haitong Securities Co. Ltd., Class A	338,092	389,153
Haitong Securities Co. Ltd., Class H	233,200	111,381
Hangzhou Tigermed Consulting Co. Ltd., Class A	30,900	250,549
Hansoh Pharmaceutical Group Co. Ltd.(c)	234,000	517,068
Henan Shuanghui Investment & Development Co. Ltd., Class A	111,000	412,250
Hengan International Group Co. Ltd.	111,500	374,325
Hengli Petrochemical Co. Ltd., Class A(a)	225,800	481,261
Hua Hong Semiconductor Ltd.(a)(c)	110,000	216,777
Huaneng Power International Inc., Class H(a)	968,000	616,133
Huatai Securities Co. Ltd., Class A	179,500	338,883
Huatai Securities Co. Ltd., Class H(c)	236,000	279,098
Huaxia Bank Co. Ltd., Class A	361,100	333,630
Hygeia Healthcare Holdings Co. Ltd.(b)(c)	76,400	315,336
Iflytek Co. Ltd., Class A	43,700	269,688
Industrial & Commercial Bank of China Ltd., Class A	1,126,510	842,357
Industrial & Commercial Bank of China Ltd., Class H	11,192,285	6,001,617
Industrial Bank Co. Ltd., Class A	261,342	605,986
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	119,799	471,295
Inner Mongolia Yitai Coal Co. Ltd., Class B	192,800	374,711
Innovent Biologics Inc.(a)(c)	218,000	1,055,330
iQIYI Inc., ADR(a)	71,069	344,685
JA Solar Technology Co. Ltd., Class A	93,724	183,486
JD Health International Inc.(a)(c)	194,450	663,235
JD Logistics Inc.(a)(c)	345,400	373,835
JD.com Inc.	412,258	5,939,966
Jiangsu Expressway Co. Ltd., Class H	218,000	213,796
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	271,270
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	105,756	670,415
Jiangsu Yanghe Distillery Co. Ltd., Class A	26,300	343,682
Jiangxi Copper Co. Ltd., Class H	226,000	460,278
Kanzhun Ltd., ADR	38,346	758,867
Security	Shares	Value

China (continued)
KE Holdings Inc., ADR	114,841	$1,736,396
Kingboard Holdings Ltd.	126,000	276,920
Kingdee International Software Group Co. Ltd.(a)	532,000	561,273
Kingsoft Corp. Ltd.	179,000	581,568
Kuaishou Technology(a)(c)	416,000	2,916,453
Kunlun Energy Co. Ltd.	702,000	680,504
Kweichow Moutai Co. Ltd., Class A	14,200	3,323,636
Legend Biotech Corp., ADR(a)(b)	12,643	553,005
Lenovo Group Ltd.	1,484,000	1,669,143
Lens Technology Co. Ltd., Class A	215,225	422,340
Li Auto Inc.(a)	205,906	2,697,759
Li Ning Co. Ltd.	427,500	1,119,138
Longfor Group Holdings Ltd.(c)	320,000	473,966
LONGi Green Energy Technology Co. Ltd., Class A	126,496	316,206
Luxshare Precision Industry Co. Ltd., Class A	111,788	447,324
Luzhou Laojiao Co. Ltd., Class A	18,800	480,388
Mango Excellent Media Co. Ltd., Class A	61,400	197,347
Meituan, Class B(a)(c)	899,960	12,288,529
Midea Group Co. Ltd., Class A	48,500	465,651
MINISO Group Holding Ltd.	71,432	402,951
Muyuan Foods Co. Ltd., Class A	90,258	541,795
NARI Technology Co. Ltd., Class A	189,344	611,347
NAURA Technology Group Co. Ltd., Class A	10,200	445,880
NetEase Inc.	342,685	6,423,502
New China Life Insurance Co. Ltd., Class A	68,100	293,987
New China Life Insurance Co. Ltd., Class H	115,100	220,734
New Hope Liuhe Co. Ltd., Class A(a)	363,307	445,898
New Oriental Education & Technology Group Inc.(a)	260,010	2,066,029
Ningbo Deye Technology Co. Ltd., NVS	14,313	183,865
Ningxia Baofeng Energy Group Co. Ltd., Class A	231,400	528,042
NIO Inc., ADR(a)(b)	248,310	1,172,023
Nongfu Spring Co. Ltd., Class H(c)	360,000	2,114,971
Orient Overseas International Ltd.	24,000	350,041
PDD Holdings Inc., ADR(a)	105,429	13,197,602
People’s Insurance Co. Group of China Ltd. (The), Class H	1,669,000	547,807
PetroChina Co. Ltd., Class A	207,100	291,679
PetroChina Co. Ltd., Class H	3,796,000	3,536,889
PICC Property & Casualty Co. Ltd., Class H	1,216,285	1,511,091
Ping An Bank Co. Ltd., Class A	339,700	504,032
Ping An Insurance Group Co. of China Ltd., Class A	158,506	899,472
Ping An Insurance Group Co. of China Ltd., Class H	1,158,000	5,248,148
Poly Developments and Holdings Group Co. Ltd., Class A	245,900	301,189
Pop Mart International Group Ltd.(c)	87,200	373,166
Postal Savings Bank of China Co. Ltd., Class A	507,000	334,948
Postal Savings Bank of China Co. Ltd., Class H(c)	1,254,000	649,763
Qifu Technology Inc.	19,786	361,886
Rongsheng Petrochemical Co. Ltd., Class A	187,150	288,564
SAIC Motor Corp. Ltd., Class A	217,000	443,565
Sany Heavy Equipment International Holdings Co. Ltd.	296,000	207,994
Sany Heavy Industry Co. Ltd., Class A	161,027	361,212
Seres Group Co. Ltd., NVS(a)	21,900	272,493
SF Holding Co. Ltd., Class A	76,200	379,442
Shaanxi Coal Industry Co. Ltd., Class A	132,000	446,281
Shandong Gold Mining Co. Ltd., Class A	136,200	537,621
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	450,000	307,183
Shanghai Baosight Software Co. Ltd., Class B	173,534	370,717
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	122,500	192,308

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	$305,102
Shanghai Pudong Development Bank Co. Ltd., Class A	533,500	564,591
Shanghai United Imaging Healthcare Co. Ltd., NVS	14,138	258,369
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,880	642,863
Shenwan Hongyuan Group Co. Ltd., Class A	806,806	521,211
Shenzhen Inovance Technology Co. Ltd., Class A	41,200	337,952
Shenzhen Kangtai Biological Products Co. Ltd., Class A	57,780	160,596
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	737,737
Shenzhou International Group Holdings Ltd.	143,200	1,407,542
Sino Biopharmaceutical Ltd.	1,869,000	638,635
Sinomine Resource Group Co. Ltd., Class A	31,120	151,937
Sinopharm Group Co. Ltd., Class H	248,000	626,290
Sinotruk Hong Kong Ltd.	94,500	235,183
Smoore International Holdings Ltd.(b)(c)	373,000	324,851
Sungrow Power Supply Co. Ltd., Class A	25,800	365,772
Sunny Optical Technology Group Co. Ltd.	126,900	613,906
Suzhou Maxwell Technologies Co. Ltd., Class A	7,200	113,473
TAL Education Group, ADR(a)	76,022	915,305
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	88,000	126,082
Tencent Holdings Ltd.	1,173,300	51,488,138
Tencent Music Entertainment Group, ADR(a)	139,322	1,748,491
Tingyi Cayman Islands Holding Corp.	358,000	395,123
Tongcheng Travel Holdings Ltd.(a)	245,600	646,389
Tongwei Co. Ltd., Class A	86,900	259,270
Topsports International Holdings Ltd.(c)	318,000	220,843
TravelSky Technology Ltd., Class H	142,000	184,463
Trina Solar Co. Ltd.	39,617	115,728
Trip.com Group Ltd.(a)	96,410	4,695,876
Tsingtao Brewery Co. Ltd., Class H	112,000	807,117
Vipshop Holdings Ltd., ADR	64,663	972,532
Wanhua Chemical Group Co. Ltd., Class A	53,831	658,355
Want Want China Holdings Ltd.	917,000	523,987
Weichai Power Co. Ltd., Class H	434,000	886,819
Wens Foodstuffs Group Co. Ltd., Class A	109,360	289,166
Will Semiconductor Co. Ltd. Shanghai, Class A	25,785	359,688
Wingtech Technology Co. Ltd., Class A(a)	35,500	153,205
Wuliangye Yibin Co. Ltd., Class A	51,400	1,061,165
WuXi AppTec Co. Ltd., Class A	45,614	273,627
WuXi AppTec Co. Ltd., Class H(c)	58,236	262,125
Wuxi Biologics Cayman Inc.(a)(c)	663,500	1,149,405
Xiaomi Corp., Class B(a)(c)	2,721,800	5,933,323
Xinyi Solar Holdings Ltd.	902,000	620,635
XPeng Inc.(a)(b)	206,932	838,935
Yadea Group Holdings Ltd.(c)	264,000	507,849
Yankuang Energy Group Co. Ltd., Class H	483,000	1,047,806
Yonyou Network Technology Co. Ltd., Class A	105,300	168,172
Yuexiu Property Co. Ltd.	253,200	151,115
Yum China Holdings Inc.	72,849	2,659,717
Yunnan Baiyao Group Co. Ltd., Class A	57,098	449,724
Yunnan Energy New Material Co. Ltd., Class A	25,100	143,643
Zai Lab Ltd.(a)	164,190	263,904
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,600	444,424
Zhaojin Mining Industry Co. Ltd., Class H	278,000	447,700
Zhejiang Expressway Co. Ltd., Class H	231,840	151,584
Zhejiang Huayou Cobalt Co. Ltd., Class A	45,900	179,224
Security	Shares	Value

China (continued)
Zhejiang Leapmotor Technology Co. Ltd.(a)(c)	82,072	$282,003
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	124,700	209,736
Zhongsheng Group Holdings Ltd.	156,500	285,422
Zhuzhou CRRC Times Electric Co. Ltd.	114,200	409,294
Zijin Mining Group Co. Ltd., Class A	371,600	893,109
Zijin Mining Group Co. Ltd., Class H	888,000	1,937,147
ZTE Corp., Class A	43,200	169,468
ZTE Corp., Class H	130,800	281,920
ZTO Express Cayman Inc., ADR	74,497	1,563,692
		337,579,031
Colombia — 0.0%
Bancolombia SA	35,968	309,895
Interconexion Electrica SA ESP	75,843	349,926
		659,821
Czech Republic — 0.0%
CEZ AS	26,567	980,656
Komercni Banka AS	13,629	502,158
Moneta Money Bank AS(c)	63,542	256,176
		1,738,990
Denmark — 2.4%
AP Moller - Maersk A/S, Class A	644	913,313
AP Moller - Maersk A/S, Class B, NVS	617	894,075
Carlsberg A/S, Class B	16,857	2,267,483
Coloplast A/S, Class B(b)	23,276	2,806,273
Danske Bank A/S	120,913	3,480,721
Demant A/S(a)	17,883	853,948
DSV A/S	31,080	4,415,517
Genmab A/S(a)	11,672	3,240,496
Novo Nordisk A/S	578,597	74,200,549
Novonesis (Novozymes) B, Class B	67,143	3,718,159
Orsted A/S(a)(c)	33,970	1,866,934
Pandora A/S	15,250	2,321,048
Rockwool A/S, Class B	1,737	566,242
Svitzer A/S, NVS	2,522	84,748
Tryg A/S	61,563	1,218,469
Vestas Wind Systems A/S(a)	178,586	4,785,861
		107,633,836
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	462,852	695,487
Eastern Co. SAE	195,734	90,001
		785,488
Finland — 0.7%
Elisa OYJ	25,256	1,138,777
Fortum OYJ	76,979	1,014,383
Kesko OYJ, Class B	50,686	865,330
Kone OYJ, Class B	60,289	2,938,907
Metso OYJ	114,800	1,301,499
Neste OYJ	78,531	1,780,228
Nokia OYJ	988,059	3,591,942
Nordea Bank Abp, New	561,530	6,580,153
Orion OYJ, Class B	19,371	739,877
Sampo OYJ, Class A	80,763	3,277,639
Stora Enso OYJ, Class R	100,580	1,339,789
UPM-Kymmene OYJ	94,395	3,308,084
Wartsila OYJ Abp	85,991	1,586,318
		29,462,926
France — 7.7%
Accor SA	31,105	1,363,198
Aeroports de Paris SA	5,331	677,116

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Air Liquide SA	93,248	$18,237,319
Airbus SE	104,096	17,129,802
Alstom SA	53,954	850,751
Amundi SA(c)	10,749	749,898
ArcelorMittal SA	88,655	2,214,854
Arkema SA	10,477	1,081,087
AXA SA	316,776	10,945,110
BioMerieux	8,607	914,958
BNP Paribas SA	182,319	13,120,015
Bollore SE	158,093	1,026,141
Bouygues SA	35,011	1,290,341
Bureau Veritas SA	57,948	1,690,090
Capgemini SE	27,949	5,874,349
Carrefour SA	99,753	1,678,167
Cie. de Saint-Gobain SA	81,343	6,432,819
Cie. Generale des Etablissements Michelin SCA	119,065	4,574,316
Covivio SA/France	9,003	448,134
Credit Agricole SA	203,018	3,141,345
Danone SA	112,957	7,069,678
Dassault Aviation SA	4,542	972,209
Dassault Systemes SE	118,675	4,658,222
Edenred SE	44,610	2,116,828
Eiffage SA	11,823	1,261,496
Engie SA	319,576	5,548,034
EssilorLuxottica SA	51,723	11,028,979
Eurazeo SE	7,578	682,608
Eurofins Scientific SE	23,562	1,444,085
Euronext NV(c)	14,609	1,315,552
GecinaSA	7,795	795,883
Getlink SE	61,826	1,052,507
Hermes International SCA	5,600	13,406,345
Ipsen SA	6,898	839,047
Kering SA	13,105	4,592,899
Klepierre SA	41,764	1,121,464
La Francaise des Jeux SAEM(c)	16,557	623,946
Legrand SA	46,660	4,795,090
L’Oreal SA	42,321	19,842,334
LVMH Moet Hennessy Louis Vuitton SE	49,037	40,280,758
Orange SA	313,729	3,491,892
Pernod Ricard SA	36,016	5,447,136
Publicis Groupe SA	40,050	4,419,389
Remy Cointreau SA	4,031	382,420
Renault SA	32,728	1,621,127
Rexel SA	39,868	1,033,372
Safran SA	59,950	12,999,084
Sanofi SA	201,404	19,897,316
Sartorius Stedim Biotech	4,946	1,065,205
Schneider Electric SE	95,942	21,876,059
SEB SA	4,730	558,255
Societe Generale SA	125,775	3,389,014
Sodexo SA	15,131	1,317,508
STMicroelectronics NV	120,604	4,774,095
Teleperformance SE	10,547	955,397
Thales SA	18,469	3,104,037
TotalEnergies SE	385,186	27,964,025
Unibail-Rodamco-Westfield, New(a)	20,252	1,687,659
Veolia Environnement SA	123,928	3,852,635
Vinci SA	90,735	10,631,974
Vivendi SE	114,466	1,164,542
Worldline SA/France(a)(c)	41,264	428,011
		348,947,926
Security	Shares	Value

Germany — 5.3%
adidas AG	29,008	$6,990,438
Allianz SE, Registered	69,563	19,740,938
BASF SE	158,311	8,294,950
Bayer AG, Registered	175,129	5,108,633
Bayerische Motoren Werke AG	56,401	6,144,849
BechtleAG	14,456	697,641
Beiersdorf AG	17,567	2,640,383
Brenntag SE	24,195	1,930,843
Carl Zeiss Meditec AG, Bearer	7,305	770,771
Commerzbank AG	183,570	2,728,243
Continental AG	19,228	1,246,191
Covestro AG(a)(c)	34,005	1,703,118
Daimler Truck Holding AG	95,918	4,325,540
Delivery Hero SE, Class A(a)(c)	31,962	894,218
Deutsche Bank AG, Registered	344,206	5,497,835
Deutsche Boerse AG	33,634	6,484,364
Deutsche Lufthansa AG, Registered(a)	105,154	752,548
Deutsche Post AG, Registered	176,066	7,371,871
Deutsche Telekom AG, Registered	570,297	13,062,974
E.ON SE	389,277	5,154,793
Evonik Industries AG	37,226	775,815
Fresenius Medical Care AG & Co. KGaA	34,911	1,469,848
Fresenius SE & Co. KGaA	74,810	2,232,359
GEA Group AG	29,638	1,196,189
Hannover Rueck SE	11,051	2,741,134
Heidelberg Materials AG	23,885	2,403,683
Henkel AG & Co. KGaA	18,966	1,363,817
Infineon Technologies AG	233,154	8,091,152
Knorr-Bremse AG	12,877	955,545
LEG Immobilien SE(a)	13,959	1,184,957
Mercedes-Benz Group AG	142,011	10,741,838
Merck KGaA	23,109	3,672,058
MTU Aero Engines AG	9,749	2,348,699
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	24,250	10,665,358
Nemetschek SE	10,512	928,938
Puma SE	18,525	855,318
QIAGEN NV, NVS	39,908	1,666,225
Rational AG	900	767,698
Rheinmetall AG	7,980	4,397,338
RWE AG	109,870	3,827,380
SAP SE	184,727	33,355,626
Scout24 SE(c)	14,619	1,073,877
Siemens AG, Registered	135,444	25,373,198
Siemens Energy AG(a)	92,515	1,899,652
Siemens Healthineers AG(c)	50,247	2,786,572
Symrise AG, Class A	24,072	2,580,318
Talanx AG(a)	10,970	825,103
Volkswagen AG	6,568	927,225
Vonovia SE	129,639	3,746,052
Zalando SE(a)(c)	38,305	1,002,260
		237,396,373
Greece — 0.2%
Alpha Services and Holdings SA(a)	416,946	704,062
Eurobank Ergasias Services and Holdings SA, Class A(a)	492,869	1,057,240
Hellenic Telecommunications Organization SA	34,927	530,599
JUMBO SA	23,107	719,573
Motor Oil Hellas Corinth Refineries SA	4,918	142,549
Mytilineos SA	17,297	701,741
National Bank of Greece SA(a)	142,027	1,145,879
OPAP SA	39,345	655,449

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Greece (continued)
Piraeus Financial Holdings SA(a)	154,090	$617,277
Public Power Corp. SA(a)	45,305	540,780
		6,815,149
Hong Kong — 1.2%
AIA Group Ltd.	2,017,600	14,777,614
BOC Hong Kong Holdings Ltd.	654,500	2,006,103
CK Asset Holdings Ltd.	337,060	1,437,755
CK Hutchison Holdings Ltd.	450,560	2,188,267
CK Infrastructure Holdings Ltd.	130,500	737,213
CLP Holdings Ltd.	288,500	2,269,359
ESR Group Ltd.(c)	343,600	376,541
Futu Holdings Ltd., ADR(a)	10,036	645,415
Galaxy Entertainment Group Ltd.	400,000	1,794,757
Hang Lung Properties Ltd.	361,000	398,440
Hang Seng Bank Ltd.	145,200	1,914,691
Henderson Land Development Co. Ltd.	234,617	707,328
HKT Trust & HKT Ltd., Class SS	658,000	726,417
Hong Kong & China Gas Co. Ltd.	2,087,748	1,587,424
Hong Kong Exchanges & Clearing Ltd.	220,400	7,003,080
Hongkong Land Holdings Ltd.	198,400	633,924
Jardine Matheson Holdings Ltd.	30,800	1,181,796
Link REIT	443,720	1,901,248
MTR Corp. Ltd.	252,000	828,182
Power Assets Holdings Ltd.	241,500	1,385,280
Sands China Ltd.(a)	432,000	1,018,934
Sino Land Co. Ltd.	684,000	731,332
SITC International Holdings Co. Ltd.	282,000	611,543
Sun Hung Kai Properties Ltd.	254,000	2,343,139
Swire Pacific Ltd., Class A	80,000	677,497
Swire Properties Ltd.	208,800	431,833
Techtronic Industries Co. Ltd.	241,500	3,337,358
WH Group Ltd.(c)	1,428,500	1,038,291
Wharf Holdings Ltd. (The)(b)	177,000	569,472
Wharf Real Estate Investment Co. Ltd.	299,000	927,651
		56,187,884
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	81,423	668,207
OTP Bank Nyrt	39,996	1,982,427
Richter Gedeon Nyrt	28,192	717,910
		3,368,544
India — 5.1%
ABB India Ltd.	8,718	682,645
Adani Enterprises Ltd.	28,804	1,052,504
Adani Green Energy Ltd.(a)	54,090	1,162,320
Adani Ports & Special Economic Zone Ltd.	92,875	1,471,329
Adani Power Ltd.(a)	136,516	998,590
Ambuja Cements Ltd.	110,028	815,691
APL Apollo Tubes Ltd.	29,597	551,226
Apollo Hospitals Enterprise Ltd.	18,531	1,318,017
Ashok Leyland Ltd.	211,125	486,204
Asian Paints Ltd.	68,313	2,349,825
Astral Ltd.	22,922	580,138
AU Small Finance Bank Ltd.(c)	27,014	204,676
Aurobindo Pharma Ltd.	53,404	737,034
Avenue Supermarts Ltd.(a)(c)	28,291	1,561,097
Axis Bank Ltd.	409,687	5,718,447
Bajaj Auto Ltd.	12,265	1,309,384
Bajaj Finance Ltd.	49,722	4,124,547
Bajaj Finserv Ltd.	70,145	1,355,019
Bajaj Holdings & Investment Ltd.	4,143	402,451
Balkrishna Industries Ltd.	14,336	416,549
Security	Shares	Value

India (continued)
Bandhan Bank Ltd.(c)	125,976	$283,608
Bank of Baroda	165,094	555,098
Berger Paints India Ltd.	34,780	211,860
Bharat Electronics Ltd.	667,792	1,867,394
Bharat Forge Ltd.	42,973	653,885
Bharat Heavy Electricals Ltd.	191,617	644,547
Bharat Petroleum Corp. Ltd.	136,993	996,841
Bharti Airtel Ltd.	392,360	6,210,540
Britannia Industries Ltd.	19,020	1,087,092
CG Power and Industrial Solutions Ltd.	116,550	771,728
Cholamandalam Investment and Finance Co. Ltd.	71,388	1,019,004
Cipla Ltd.	95,252	1,594,545
Coal India Ltd.	260,013	1,413,676
Colgate-Palmolive India Ltd.	23,697	801,944
Container Corp. of India Ltd.	35,808	439,826
Cummins India Ltd.	24,956	977,126
Dabur India Ltd.	106,995	650,327
Divi’s Laboratories Ltd.	21,566	1,032,629
DLF Ltd.	140,677	1,498,859
Dr. Reddy’s Laboratories Ltd.	18,812	1,395,994
Eicher Motors Ltd.	24,772	1,363,789
GAIL India Ltd.	464,673	1,160,808
GMR Airports Infrastructure Ltd.(a)	447,071	454,711
Godrej Consumer Products Ltd.	74,406	1,085,916
Godrej Properties Ltd.(a)	21,979	694,677
Grasim Industries Ltd.	52,729	1,520,343
Havells India Ltd.	42,414	844,147
HCL Technologies Ltd.	165,480	2,699,803
HDFC Asset Management Co. Ltd.(c)	15,297	713,130
HDFC Bank Ltd.	495,375	8,996,298
HDFC Life Insurance Co. Ltd.(c)	161,313	1,125,972
Hero MotoCorp Ltd.	21,354	1,158,926
Hindalco Industries Ltd.	245,464	1,887,807
Hindustan Aeronautics Ltd., NVS	36,568	1,725,703
Hindustan Petroleum Corp. Ltd.	108,914	646,047
Hindustan Unilever Ltd.	141,690	3,784,132
ICICI Bank Ltd.	917,011	12,635,447
ICICI Lombard General Insurance Co. Ltd.(c)	37,297	762,274
ICICI Prudential Life Insurance Co. Ltd.(c)	84,359	577,506
IDFC First Bank Ltd.(a)	524,175	514,446
Indian Hotels Co. Ltd., Class A	156,835	1,080,736
Indian Oil Corp. Ltd.	509,657	1,029,192
Indian Railway Catering & Tourism Corp. Ltd.	42,235	524,445
Indraprastha Gas Ltd.	69,595	390,454
IndusInd Bank Ltd.	49,433	896,242
Info Edge India Ltd.	14,197	1,026,780
Infosys Ltd.	587,987	9,927,876
InterGlobe Aviation Ltd.(a)(c)	30,709	1,464,326
ITC Ltd.	530,121	2,764,175
Jindal Steel & Power Ltd.	60,201	668,594
Jio Financial Services Ltd., NVS(a)	512,398	2,307,404
JSW Steel Ltd.	116,195	1,224,224
Jubilant Foodworks Ltd.	75,635	419,024
Kotak Mahindra Bank Ltd.	192,218	3,735,833
Larsen & Toubro Ltd.	118,390	5,089,102
LTIMindtree Ltd.(c)	15,711	882,422
Lupin Ltd.	41,968	826,351
Macrotech Developers Ltd.	40,405	598,498
Mahindra & Mahindra Ltd.	169,075	4,361,101
Marico Ltd.	105,742	656,208
Maruti Suzuki India Ltd.	25,809	3,959,596
Max Healthcare Institute Ltd.	131,408	1,320,512

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Mphasis Ltd.	12,828	$354,294
MRF Ltd.	431	686,051
Muthoot Finance Ltd.	17,075	351,226
Nestle India Ltd., NVS	58,950	1,769,531
NMDC Ltd.	187,305	568,410
NTPC Ltd.	766,415	3,330,788
Oil & Natural Gas Corp. Ltd.	557,480	1,881,916
One 97 Communications Ltd., NVS(a)	38,170	170,127
Page Industries Ltd.	1,190	495,378
Persistent Systems Ltd., NVS	15,764	634,154
Petronet LNG Ltd.	167,103	620,253
PI Industries Ltd.	15,896	694,736
Pidilite Industries Ltd.	31,570	1,151,493
Polycab India Ltd.	7,671	520,559
Power Finance Corp. Ltd.	251,200	1,324,138
Power Grid Corp. of India Ltd.	815,722	2,942,128
Punjab National Bank	391,687	660,584
REC Ltd.	224,419	1,359,462
Reliance Industries Ltd.	541,884	19,022,439
Samvardhana Motherson International Ltd.	373,280	584,597
SBI Cards & Payment Services Ltd.	40,386	351,704
SBI Life Insurance Co. Ltd.(c)	80,473	1,384,489
Shree Cement Ltd.	1,739	509,125
Shriram Finance Ltd.	48,134	1,468,573
Siemens Ltd.	14,437	1,008,692
Sona Blw Precision Forgings Ltd.(c)	70,129	524,208
SRF Ltd.	24,396	764,173
State Bank of India	319,660	3,157,587
Sun Pharmaceutical Industries Ltd.	172,409	3,097,355
Supreme Industries Ltd.	9,505	575,668
Suzlon Energy Ltd.(a)	1,516,238	751,351
Tata Communications Ltd.	20,153	417,109
Tata Consultancy Services Ltd.	158,422	7,230,394
Tata Consumer Products Ltd.	115,918	1,535,016
Tata Elxsi Ltd.	6,137	518,111
Tata Motors Ltd.	290,618	3,504,579
Tata Motors Ltd., Class A	83,772	683,317
Tata Power Co. Ltd. (The)	252,365	1,354,381
Tata Steel Ltd.	1,332,123	2,625,857
Tech Mahindra Ltd.	91,802	1,382,878
Titan Co. Ltd.	63,628	2,730,107
Torrent Pharmaceuticals Ltd.	14,080	444,778
Trent Ltd.	33,927	1,790,832
Tube Investments of India Ltd.	20,580	923,190
TVS Motor Co. Ltd.	39,465	971,723
UltraTech Cement Ltd.	20,542	2,449,928
Union Bank of India Ltd.	254,134	468,443
United Spirits Ltd.	60,155	846,242
UPL Ltd.	90,869	551,486
Varun Beverages Ltd.	83,649	1,479,734
Vedanta Ltd.	168,314	803,305
Wipro Ltd.	228,822	1,260,150
Yes Bank Ltd.(a)	2,203,195	689,083
Zomato Ltd.(a)	1,091,177	2,518,357
		230,803,382
Indonesia — 0.5%
Adaro Energy Indonesia Tbk PT	3,117,700	518,154
Amman Mineral Internasional PT(a)	1,135,500	676,145
Aneka Tambang Tbk	1,552,700	156,077
Astra International Tbk PT	3,387,100	1,068,817
Bank Central Asia Tbk PT	9,879,500	5,940,388
Bank Mandiri Persero Tbk PT	6,466,768	2,733,353
Security	Shares	Value

Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	2,712,300	$872,647
Bank Rakyat Indonesia Persero Tbk PT	11,897,616	3,601,450
Barito Pacific Tbk PT	5,668,832	354,260
Charoen Pokphand Indonesia Tbk PT	1,461,800	445,013
GoTo Gojek Tokopedia Tbk PT(a)	145,147,300	558,276
Indah Kiat Pulp & Paper Tbk PT	527,200	303,434
Indofood CBP Sukses Makmur Tbk PT	324,000	216,568
Indofood Sukses Makmur Tbk PT	591,300	227,283
Kalbe Farma Tbk PT	4,561,900	408,214
Merdeka Copper Gold Tbk PT(a)	2,634,707	424,336
Sarana Menara Nusantara Tbk PT	3,412,000	168,578
Semen Indonesia Persero Tbk PT	402,530	115,464
Sumber Alfaria Trijaya Tbk PT	2,972,100	535,563
Telkom Indonesia Persero Tbk PT	8,638,700	1,674,684
Unilever Indonesia Tbk PT	1,379,500	222,165
United Tractors Tbk PT	255,345	389,170
		21,610,039
Ireland — 0.2%
AIB Group PLC	269,621	1,395,605
Bank of Ireland Group PLC	173,492	1,851,061
Kerry Group PLC, Class A	27,041	2,327,104
Kingspan Group PLC	28,602	2,544,079
Smurfit Kappa Group PLC	45,752	1,982,414
		10,100,263
Israel — 0.5%
Azrieli Group Ltd.	9,037	581,444
Bank Hapoalim BM	221,083	1,991,610
BankLeumiLe-IsraelBM	266,865	2,079,441
Check Point Software Technologies Ltd.(a)	16,602	2,480,671
CyberArk Software Ltd.(a)	7,781	1,861,604
Elbit Systems Ltd.	4,942	1,005,982
Global-e Online Ltd.(a)	17,679	592,777
ICL Group Ltd.	126,402	593,327
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	233,894	1,199,694
Mizrahi Tefahot Bank Ltd.	29,493	1,073,965
Monday.com Ltd.(a)	5,442	1,030,334
Nice Ltd.(a)	11,213	2,507,342
Teva Pharmaceutical Industries Ltd., ADR(a)	193,035	2,712,142
Wix.com Ltd.(a)	9,776	1,162,073
		20,872,408
Italy — 1.8%
Amplifon SpA	21,972	733,564
Assicurazioni Generali SpA	169,553	4,134,116
Banco BPM SpA	206,663	1,356,875
Davide Campari-Milano NV	100,294	1,005,828
DiaSorin SpA	4,397	444,085
Enel SpA	1,429,845	9,397,572
Eni SpA	393,549	6,321,061
Ferrari NV	22,416	9,219,132
FinecoBank Banca Fineco SpA	103,342	1,583,175
Infrastrutture Wireless Italiane SpA(c)	69,915	749,274
Intesa Sanpaolo SpA	2,652,917	9,929,882
Leonardo SpA	50,329	1,156,663
Mediobanca Banca di Credito Finanziario SpA	105,176	1,494,352
Moncler SpA	35,740	2,433,257
Nexi SpA(a)(b)(c)	108,858	633,353
Poste Italiane SpA(c)	82,333	1,045,886
Prysmian SpA	47,000	2,550,142
Recordati Industria Chimica e Farmaceutica SpA	18,491	983,968
Snam SpA	362,897	1,660,352

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Stellantis NV	389,894	$8,626,988
Telecom Italia SpA/Milano(a)(b)	1,684,577	399,372
Tenaris SA, NVS	85,230	1,415,432
Terna - Rete Elettrica Nazionale	248,420	1,990,319
UniCredit SpA	275,700	10,119,394
		79,384,042
Japan — 14.7%
Advantest Corp.	138,000	4,319,490
Aeon Co. Ltd.	113,100	2,364,728
AGC Inc.	35,600	1,316,282
Aisin Corp.	26,300	1,000,353
Ajinomoto Co. Inc.	82,500	3,067,470
ANA Holdings Inc.	27,900	529,877
Asahi Group Holdings Ltd.	85,100	2,911,182
Asahi Intecc Co. Ltd.	41,600	609,552
Asahi Kasei Corp.	216,400	1,508,769
Astellas Pharma Inc.	320,300	3,074,206
Azbil Corp.	23,500	656,355
Bandai Namco Holdings Inc.	107,200	2,003,051
Bridgestone Corp.	101,400	4,474,476
Brother Industries Ltd.	44,100	780,083
Canon Inc.	175,900	4,760,785
Capcom Co.Ltd.	61,200	1,007,501
Central Japan Railway Co.	139,500	3,190,083
Chiba Bank Ltd. (The)	93,500	789,800
Chubu Electric Power Co. Inc.	109,200	1,401,686
Chugai Pharmaceutical Co. Ltd.	119,900	3,813,281
Concordia Financial Group Ltd.	179,100	965,015
Dai Nippon Printing Co. Ltd.	36,300	1,057,278
Daifuku Co. Ltd.	56,900	1,165,528
Dai-ichi Life Holdings Inc.	165,200	3,826,203
Daiichi Sankyo Co. Ltd.	330,000	11,107,036
Daikin Industries Ltd.	46,400	6,333,196
Daito Trust Construction Co. Ltd.	10,600	1,136,260
Daiwa House Industry Co. Ltd.	103,500	2,912,376
Daiwa Securities Group Inc.	241,100	1,771,858
Denso Corp.	334,400	5,699,219
Dentsu Group Inc.	37,600	1,017,199
Disco Corp.	16,300	4,642,985
East Japan Railway Co.	156,900	2,875,814
Eisai Co. Ltd.	45,200	1,856,320
ENEOS Holdings Inc.	499,500	2,307,795
FANUC Corp.	167,700	4,967,154
Fast Retailing Co. Ltd.	31,000	8,105,539
Fuji Electric Co. Ltd.	22,900	1,424,469
FUJIFILM Holdings Corp.	199,200	4,237,477
Fujitsu Ltd.	312,000	4,819,820
GLP J-REIT(b)	894	727,101
Hamamatsu Photonics KK	24,900	912,378
Hankyu Hanshin Holdings Inc.	41,200	1,080,191
Hikari Tsushin Inc.	3,900	633,835
Hirose Electric Co. Ltd.	5,500	583,802
Hitachi Construction Machinery Co. Ltd.	19,000	542,683
Hitachi Ltd.	163,900	15,121,523
Honda Motor Co. Ltd.	809,000	9,204,460
Hoshizaki Corp.	19,300	665,053
Hoya Corp.	62,200	7,211,456
Hulic Co. Ltd.	66,900	616,460
Ibiden Co. Ltd.	19,900	756,468
Idemitsu Kosan Co. Ltd.	173,660	1,176,567
Iida Group Holdings Co. Ltd.	25,700	328,084
Inpex Corp.	171,900	2,575,027
Security	Shares	Value

Japan (continued)
Isuzu Motors Ltd.	100,900	$1,278,690
ITOCHU Corp.	209,600	9,456,048
Japan Airlines Co. Ltd.	26,200	464,231
Japan Exchange Group Inc.	89,900	2,105,504
Japan Metropolitan Fund Invest	1,255	757,679
Japan Post Bank Co. Ltd.	255,800	2,596,449
Japan Post Holdings Co. Ltd.	373,600	3,587,792
Japan Post Insurance Co. Ltd.	34,400	645,828
Japan Real Estate Investment Corp.	222	752,833
Japan Tobacco Inc.	210,500	5,662,790
JFE Holdings Inc.	97,400	1,453,765
Kajima Corp.	72,600	1,390,804
Kansai Electric Power Co. Inc. (The)	130,300	1,951,818
Kao Corp.	80,900	3,337,303
Kawasaki Kisen Kaisha Ltd.	73,200	1,031,379
KDDI Corp.	257,900	7,156,410
KDX Realty Investment Corp.	736	725,944
Keisei Electric Railway Co. Ltd.	24,400	908,971
Keyence Corp.	34,700	15,260,005
Kikkoman Corp.	120,500	1,435,807
Kintetsu Group Holdings Co. Ltd.	33,300	856,095
Kirin Holdings Co. Ltd.	134,600	1,964,836
Kobe Bussan Co. Ltd.	27,400	591,765
Koito Manufacturing Co.Ltd.	39,000	524,579
Komatsu Ltd.	159,600	4,765,041
Konami Group Corp.	17,200	1,037,802
Kubota Corp.	174,700	2,802,140
Kyocera Corp.	232,500	2,833,859
Kyowa Kirin Co. Ltd.	47,900	804,426
Lasertec Corp.	13,400	2,890,451
LY Corp.	451,300	1,084,308
M3 Inc.	80,400	850,485
Makita Corp.	42,300	1,224,622
Marubeni Corp.	251,900	4,487,938
MatsukiyoCocokara & Co.	61,400	870,697
Mazda Motor Corp.	100,000	1,131,948
McDonald’s Holdings Co. Japan Ltd.	15,000	659,830
MEIJI Holdings Co. Ltd.	41,180	921,376
MINEBEA MITSUMI Inc.	67,000	1,254,933
MISUMI Group Inc.	55,700	905,563
Mitsubishi Chemical Group Corp.	214,900	1,253,698
Mitsubishi Corp.	611,300	13,980,167
Mitsubishi Electric Corp.	337,900	5,889,572
Mitsubishi Estate Co. Ltd.	199,100	3,648,449
Mitsubishi HC Capital Inc.	143,600	929,960
Mitsubishi Heavy Industries Ltd.	575,000	5,141,139
Mitsubishi UFJ Financial Group Inc.	1,968,000	19,603,938
Mitsui & Co. Ltd.	228,200	11,016,510
Mitsui Chemicals Inc.	30,900	879,503
Mitsui Fudosan Co. Ltd.	472,200	4,805,609
Mitsui OSK Lines Ltd.	59,700	1,894,853
Mizuho Financial Group Inc.	428,460	8,281,749
MonotaRO Co. Ltd.	47,000	563,289
MS&AD Insurance Group Holdings Inc.	231,000	4,153,157
Murata Manufacturing Co. Ltd.	303,700	5,549,254
NEC Corp.	43,500	3,149,486
Nexon Co. Ltd.	61,900	965,104
Nidec Corp.	73,600	3,446,897
Nintendo Co. Ltd.	185,400	9,041,767
Nippon Building Fund Inc.	263	1,004,869
Nippon Express Holdings Inc.	13,400	685,521
Nippon Paint Holdings Co. Ltd.	173,800	1,112,496

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Prologis REIT Inc.	451	$779,524
Nippon Sanso Holdings Corp.	30,700	911,864
Nippon Steel Corp.	147,886	3,315,443
Nippon Telegraph & Telephone Corp.	5,208,300	5,623,203
Nippon Yusen KK	81,400	2,310,984
Nissan Chemical Corp.	24,600	838,569
Nissan Motor Co. Ltd.	421,600	1,542,931
Nissin Foods Holdings Co. Ltd.	35,600	950,005
Nitori Holdings Co. Ltd.	14,300	1,913,813
Nitto Denko Corp.	25,400	2,100,215
Nomura Holdings Inc.	538,000	3,061,210
Nomura Real Estate Holdings Inc.	23,200	649,533
Nomura Real Estate Master Fund Inc.	711	679,659
Nomura Research Institute Ltd.	68,500	1,657,555
NTT Data Group Corp.	116,100	1,815,550
Obayashi Corp.	116,900	1,304,696
Obic Co. Ltd.	12,800	1,644,371
Odakyu Electric Railway Co. Ltd.	59,500	668,940
Olympus Corp.	210,800	2,936,383
Omron Corp.	31,100	1,067,426
Ono Pharmaceutical Co. Ltd.	70,200	1,011,116
Oracle Corp./Japan	7,900	592,852
Oriental Land Co. Ltd./Japan	191,600	5,286,572
ORIX Corp.	206,900	4,234,293
Osaka Gas Co. Ltd.	66,100	1,469,791
Otsuka Corp.	38,400	763,704
Otsuka Holdings Co. Ltd.	72,900	3,116,974
Pan Pacific International Holdings Corp.	67,600	1,587,655
Panasonic Holdings Corp.	389,000	3,395,367
Rakuten Group Inc.(a)(b)	258,600	1,243,722
Recruit Holdings Co. Ltd.	254,600	10,964,950
Renesas Electronics Corp.	260,900	4,235,908
Resona Holdings Inc.	372,300	2,354,330
Ricoh Co. Ltd.	103,500	892,900
Rohm Co. Ltd.	63,600	914,240
SBI Holdings Inc.	46,000	1,120,014
SCREEN Holdings Co. Ltd.	14,300	1,475,433
SCSK Corp.	26,900	489,020
Secom Co. Ltd.	37,100	2,577,058
Seiko Epson Corp.	50,500	830,724
Sekisui Chemical Co. Ltd.	67,400	980,538
Sekisui House Ltd.	105,800	2,431,321
Seven & i Holdings Co. Ltd.	400,100	5,169,770
SG Holdings Co. Ltd.	58,100	680,066
Sharp Corp./Japan(a)(b)	47,800	250,910
Shimadzu Corp.	42,200	1,146,492
Shimano Inc.	14,100	2,291,433
Shimizu Corp.	98,000	607,057
Shin-Etsu Chemical Co. Ltd.	318,300	12,321,056
Shionogi & Co. Ltd.	44,500	2,078,183
Shiseido Co. Ltd.	71,700	1,919,283
Shizuoka Financial Group Inc., NVS	80,200	748,575
SMC Corp.	10,200	5,358,739
SoftBank Corp.	506,000	6,103,213
SoftBank Group Corp.	182,800	8,990,213
Sompo Holdings Inc.	156,000	3,087,258
Sony Group Corp.	224,300	18,538,695
Square Enix Holdings Co. Ltd.	14,400	520,519
Subaru Corp.	105,400	2,353,475
SUMCO Corp.	65,400	975,330
Sumitomo Corp.	183,100	4,815,008
Sumitomo Electric Industries Ltd.	123,400	1,907,309
Security	Shares	Value

Japan (continued)
Sumitomo Metal Mining Co. Ltd.	43,800	$1,463,298
Sumitomo Mitsui Financial Group Inc.	224,600	12,758,128
Sumitomo Mitsui Trust Holdings Inc.	113,900	2,394,727
Sumitomo Realty & Development Co. Ltd.	49,100	1,699,051
Suntory Beverage & Food Ltd.	23,300	758,071
Suzuki Motor Corp.	275,200	3,204,919
Sysmex Corp.	92,400	1,477,511
T&D Holdings Inc.	92,600	1,510,985
Taisei Corp.	31,600	1,156,888
Takeda Pharmaceutical Co. Ltd.	278,313	7,314,641
TDK Corp.	68,500	3,055,853
Terumo Corp.	242,200	4,108,711
TIS Inc.	40,500	864,941
Tobu Railway Co. Ltd.	34,600	686,480
Toho Co. Ltd./Tokyo	19,500	653,296
Tokio Marine Holdings Inc.	317,900	10,047,670
Tokyo Electric Power Co. Holdings Inc.(a)	260,400	1,619,761
Tokyo Electron Ltd.	83,600	18,337,304
Tokyo Gas Co.Ltd.	64,900	1,455,528
Tokyu Corp.	91,200	1,079,585
TOPPAN Holdings Inc.	43,600	1,034,364
Toray Industries Inc.	238,800	1,091,488
TOTO Ltd.	23,800	644,135
Toyota Industries Corp.	25,900	2,461,194
Toyota Motor Corp.	1,883,600	42,962,232
Toyota Tsusho Corp.	37,500	2,384,246
Trend Micro Inc./Japan	25,400	1,251,666
Unicharm Corp.	71,100	2,112,604
USS Co. Ltd.	83,600	638,645
West Japan Railway Co.	77,800	1,476,756
Yakult Honsha Co. Ltd.	44,900	878,232
Yamaha Corp.	25,800	543,688
Yamaha Motor Co. Ltd.	151,800	1,415,872
Yamato Holdings Co. Ltd.	46,500	614,110
Yaskawa Electric Corp.	43,900	1,808,795
Yokogawa Electric Corp.	43,900	970,006
Zensho Holdings Co. Ltd.	17,200	666,658
ZOZO Inc.	23,500	506,154
		666,073,503
Kuwait — 0.2%
Boubyan Bank KSCP	325,701	621,366
Gulf Bank KSCP	203,212	169,767
Kuwait Finance House KSCP	1,567,378	3,656,343
Mabanee Co. KPSC	127,331	325,762
Mobile Telecommunications Co. KSCP	460,089	727,124
National Bank of Kuwait SAKP	1,349,727	3,782,646
		9,283,008
Malaysia — 0.4%
AMMB Holdings Bhd	135,400	119,020
Axiata Group Bhd	561,100	332,244
CELCOMDIGI Bhd	690,900	599,715
CIMB Group Holdings Bhd	1,067,300	1,475,040
Gamuda Bhd	101,500	112,931
Genting Bhd	401,400	379,396
Genting Malaysia Bhd	529,800	292,251
Hong Leong Bank Bhd	142,500	575,477
IHH Healthcare Bhd	478,200	634,260
Inari Amertron Bhd	551,900	355,834
IOI Corp. Bhd	597,800	508,854
Kuala Lumpur Kepong Bhd	83,100	401,398
Malayan Banking Bhd	941,400	1,918,258

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Malaysia Airports Holdings Bhd	211,200	$442,022
Maxis Bhd	576,900	443,109
MISC Bhd	168,200	280,539
MR DIY Group M Bhd(c)	307,500	100,513
Petronas Chemicals Group Bhd	461,700	655,909
Petronas Dagangan Bhd	61,800	280,997
Petronas Gas Bhd	174,000	656,260
PPB Group Bhd	185,800	612,780
Press Metal Aluminium Holdings Bhd	829,400	933,238
Public Bank Bhd	2,650,000	2,285,644
RHB Bank Bhd	371,595	427,744
Sime Darby Bhd	511,200	299,279
Sime Darby Plantation Bhd	398,500	372,143
Telekom Malaysia Bhd	131,500	170,557
Tenaga Nasional Bhd	395,400	990,882
YTL Corp. Bhd	591,500	382,432
YTL Power International Bhd	498,700	478,077
		17,516,803
Mexico — 0.7%
Alfa SAB de CV, Class A	357,500	262,948
America Movil SAB de CV	3,344,474	3,184,237
Arca Continental SAB de CV	80,400	784,347
Banco del Bajio SA(c)	130,400	480,777
Cemex SAB de CV, NVS(a)	2,687,908	2,129,207
Coca-Cola Femsa SAB de CV	90,200	894,852
Fibra Uno Administracion SA de CV	547,200	785,468
Fomento Economico Mexicano SAB de CV	340,100	3,978,777
Gruma SAB de CV, Class B	29,315	575,767
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	52,742	583,924
Grupo Aeroportuario del Pacifico SAB de CV, Class B	73,800	1,344,195
Grupo Aeroportuario del Sureste SAB de CV, Class B	32,280	1,108,834
Grupo Bimbo SAB de CV, Series A	269,300	1,128,401
Grupo Carso SAB de CV, Series A1	102,600	806,929
Grupo Financiero Banorte SAB de CV, Class O	459,000	4,542,910
Grupo Financiero Inbursa SAB de CV, Class O(a)	348,500	965,708
Grupo Mexico SAB de CV, Series B	559,729	3,458,536
Industrias Penoles SAB de CV(a)	33,520	486,459
Kimberly-Clark de Mexico SAB de CV, Class A	340,600	709,005
Operadora De Sites Mexicanos SAB de CV	281,800	317,155
Orbia Advance Corp. SAB de CV	168,400	276,624
Prologis Property Mexico SA de CV	130,861	516,088
Promotora y Operadora de Infraestructura SAB de CV	31,720	318,649
Wal-Mart de Mexico SAB de CV	934,900	3,488,394
		33,128,191
Netherlands — 3.2%
ABN AMRO Bank NV, CVA(c)	82,506	1,321,627
Adyen NV(a)(c)	3,893	4,663,815
Aegon Ltd.	273,346	1,702,357
AerCap Holdings NV(a)	35,114	2,966,782
Akzo Nobel NV	31,059	2,049,333
ASM International NV	8,398	5,282,669
ASML Holding NV	71,541	62,313,120
ASR Nederland NV	28,114	1,406,810
BE Semiconductor Industries NV	14,010	1,858,763
Coca-Cola Europacific Partners PLC	36,453	2,625,345
DSM-Firmenich AG	32,572	3,653,096
EXOR NV, NVS	17,127	1,869,848
Security	Shares	Value

Netherlands (continued)
Heineken Holding NV	21,734	$1,748,369
Heineken NV	50,631	4,927,392
IMCD NV	10,124	1,527,454
ING Groep NV	595,363	9,412,847
JDE Peet’s NV	20,467	454,768
Koninklijke Ahold Delhaize NV	167,770	5,092,522
Koninklijke KPN NV	591,168	2,148,382
Koninklijke Philips NV(a)	138,233	3,670,942
NN Group NV	49,871	2,300,593
OCI NV	17,945	482,659
Prosus NV	258,356	8,644,581
Randstad NV	20,048	1,005,426
Universal Music Group NV	145,810	4,289,028
Wolters Kluwer NV	44,213	6,618,973
		144,037,501
New Zealand — 0.1%
Auckland International Airport Ltd.	216,689	1,002,319
EBOS Group Ltd.	27,925	576,905
Fisher & Paykel Healthcare Corp. Ltd.	101,024	1,691,924
Mercury NZ Ltd.	112,822	424,145
Meridian Energy Ltd.	260,835	922,182
Spark New Zealand Ltd.	372,815	1,047,879
		5,665,354
Norway — 0.4%
Adevinta ASA(a)	62,135	634,299
Aker BP ASA	53,212	1,290,558
DNB Bank ASA	164,274	2,863,155
Equinor ASA	160,093	4,259,813
Gjensidige Forsikring ASA	41,864	671,218
Kongsberg Gruppen ASA	15,967	1,127,160
Mowi ASA	77,658	1,363,434
Norsk Hydro ASA	236,127	1,451,091
Orkla ASA	131,546	894,830
Salmar ASA	13,089	823,443
Telenor ASA	116,797	1,344,766
Yara International ASA	29,236	833,376
		17,557,143
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	36,531	631,986
Credicorp Ltd.	12,080	2,000,569
Southern Copper Corp.	14,677	1,712,366
		4,344,921
Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	209,991
Ayala Corp.	36,090	384,212
Ayala Land Inc.	1,307,420	648,115
Bank of the Philippine Islands	305,053	673,278
BDO Unibank Inc.	421,354	1,080,947
International Container Terminal Services Inc.	210,740	1,207,491
JG Summit Holdings Inc.	704,830	411,782
Jollibee Foods Corp.	109,230	444,136
Manila Electric Co.	13,030	83,230
Metropolitan Bank & Trust Co.	598,628	724,337
PLDT Inc.	16,330	380,298
SM Investments Corp.	36,055	592,923
SM Prime Holdings Inc.	1,915,600	926,820
Universal Robina Corp.	111,110	198,491
		7,966,051
Poland — 0.3%
Allegro.eu SA (a)(c)	92,473	770,865
Bank Polska Kasa Opieki SA	31,235	1,293,138

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Budimex SA	1,792	$303,140
CD Projekt SA	11,722	341,020
Dino Polska SA(a)(c)	9,810	939,823
KGHM Polska Miedz SA	26,426	908,516
LPP SA	207	797,611
mBank SA(a)	2,455	412,289
ORLEN SA	100,772	1,643,025
Pepco Group NV(a)	29,619	139,647
PGE Polska Grupa Energetyczna SA(a)	166,457	248,103
Powszechna Kasa Oszczednosci Bank Polski SA	155,796	2,313,123
Powszechny Zaklad Ubezpieczen SA	104,949	1,320,876
Santander Bank Polska SA	6,783	929,495
		12,360,671
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)(e)	4	—
EDP - Energias de Portugal SA	563,072	2,114,429
EDP Renovaveis SA	60,155	823,533
Galp Energia SGPS SA	81,456	1,749,769
Jeronimo Martins SGPS SA	48,261	992,813
		5,680,544
Qatar — 0.2%
Barwa Real Estate Co.	298,500	229,644
Commercial Bank PSQC (The)	570,747	649,935
Dukhan Bank	216,422	228,528
Industries Qatar QSC	275,223	921,849
Masraf Al Rayan QSC	991,279	682,778
Mesaieed Petrochemical Holding Co.	747,077	393,140
Ooredoo QPSC	211,483	579,302
Qatar Electricity & Water Co. QSC	121,148	507,389
Qatar Fuel QSC	91,366	362,257
Qatar Gas Transport Co. Ltd.	478,310	523,462
Qatar International Islamic Bank QSC	142,967	394,365
Qatar Islamic Bank SAQ	297,723	1,492,681
Qatar National Bank QPSC	795,892	3,025,203
		9,990,533
Russia — 0.0%
Alrosa PJSC(a)(d)	504,040	54
Gazprom PJSC(a)(d)	2,086,234	223
GMK Norilskiy Nickel PAO(a)(d)	1,140,000	1
Inter RAO UES PJSC(a)(d)	5,597,000	599
LUKOIL PJSC(a)(d)	71,534	8
Mobile TeleSystems PJSC(a)(d)	193,438	21
Moscow Exchange MICEX-RTS PJSC(a)(d)	287,200	31
Novatek PJSC(a)(d)	162,260	17
Novolipetsk Steel PJSC(a)(d)	223,890	24
Ozon Holdings PLC, ADR(a)(d)	8,288	1
PhosAgro PJSC(a)(d)	9,664	1
PhosAgro PJSC, GDR(a)(d)(e)	1	—
PhosAgro PJSC, New(a)(d)	187	2
Polyus PJSC(a)(d)	5,198	—
Rosneft Oil Co. PJSC(a)(d)	165,180	18
Sberbank of Russia PJSC(a)(d)	1,882,550	201
Severstal PAO(a)(d)	30,098	3
Surgutneftegas PJSC(a)(d)	1,575,550	169
Tatneft PJSC(a)(d)	206,881	22
TCS Group Holding PLC, GDR(a)(d)(e)	20,990	2
United Co. RUSAL International PJSC(a)(d)	563,790	60
VK Co. Ltd.(a)(d)	21,979	2
VTB Bank PJSC(a)(d)	493,800,000	53
X5 Retail Group NV, GDR(a)(d)	16,185	2
Security	Shares	Value

Russia (continued)
Yandex NV(a)(d)	54,504	$6
		1,520
Saudi Arabia — 1.2%
ACWA Power Co.	17,201	1,829,006
Ades Holding Co.(a)	48,828	260,114
Advanced Petrochemical Co.	30,172	343,995
Al Rajhi Bank	348,307	7,408,231
Alinma Bank	217,126	1,926,022
Almarai Co. JSC	35,704	540,710
Arab National Bank	108,829	894,504
Arabian Internet & Communications Services Co.	3,379	312,487
Bank AlBilad	122,577	1,165,140
Bank Al-Jazira(a)	108,432	467,451
Banque Saudi Fransi	110,776	1,080,942
Bupa Arabia for Cooperative Insurance Co.	15,419	991,591
Co. for Cooperative Insurance (The)	12,101	480,259
Dallah Healthcare Co.	7,637	333,347
Dar Al Arkan Real Estate Development Co.(a)	115,959	410,541
Dr Sulaiman Al Habib Medical Services Group Co.	15,231	1,259,416
Elm Co.	4,713	1,147,211
Etihad Etisalat Co.	66,852	926,866
Jarir Marketing Co.	137,969	497,314
Mobile Telecommunications Co. Saudi Arabia	78,884	254,071
Mouwasat Medical Services Co.	15,175	543,785
Nahdi Medical Co.	4,625	170,269
Power & Water Utility Co. for Jubail & Yanbu	10,998	189,737
Riyad Bank	258,367	1,905,050
SABIC Agri-Nutrients Co.	38,725	1,193,327
Sahara International Petrochemical Co.	61,837	565,176
Saudi Arabian Mining Co.(a)	235,531	3,175,022
Saudi Arabian Oil Co.(c)	465,677	3,731,335
Saudi Aramco Base Oil Co.	8,697	350,367
Saudi Awwal Bank	171,691	1,863,174
Saudi Basic Industries Corp.	162,761	3,667,056
Saudi Electricity Co.	184,616	914,652
Saudi Industrial Investment Group	49,108	303,177
Saudi Investment Bank (The)	77,091	346,287
Saudi Kayan Petrochemical Co.(a)	145,384	363,208
Saudi National Bank (The)	517,934	5,184,755
Saudi Research & Media Group(a)	5,993	383,096
Saudi Tadawul Group Holding Co.	8,479	598,436
Saudi Telecom Co.	347,093	3,482,828
Savola Group (The)	45,800	615,444
Yanbu National Petrochemical Co.	40,582	419,396
		52,494,795
Singapore — 0.9%
CapitaLand Ascendas REIT	694,277	1,315,114
CapitaLand Integrated Commercial Trust	922,621	1,315,192
CapitaLand Investment Ltd/Singapore	447,600	865,592
City Developments Ltd.	103,400	463,432
DBS Group Holdings Ltd.	354,090	9,014,212
Genting Singapore Ltd.	1,087,800	725,965
Grab Holdings Ltd., Class A(a)	315,652	1,104,782
Jardine Cycle & Carriage Ltd.	22,900	441,930
Keppel Ltd.	264,200	1,321,504
Mapletree Logistics Trust	563,197	552,666
Mapletree Pan Asia Commercial Trust	359,300	329,253
Oversea-Chinese Banking Corp. Ltd.	605,475	6,285,778
Sea Ltd., ADR(a)(b)	64,865	4,098,819
Seatrium Ltd.(a)(b)	7,655,626	546,883
Sembcorp Industries Ltd.	146,800	573,705

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Singapore Airlines Ltd.(b)	245,750	$1,172,625
Singapore Exchange Ltd.	122,700	837,001
Singapore Technologies Engineering Ltd.	303,700	892,113
Singapore Telecommunications Ltd.	1,408,600	2,442,899
United Overseas Bank Ltd.	221,400	4,913,040
Wilmar International Ltd.	332,000	780,390
		39,992,895
South Africa — 0.8%
Absa Group Ltd.	136,830	1,057,490
Anglo American Platinum Ltd.	11,249	391,858
Anglogold Ashanti PLC, NVS	74,589	1,715,442
Aspen Pharmacare Holdings Ltd.	72,273	861,190
Bid Corp. Ltd.	63,944	1,466,266
Bidvest Group Ltd. (The)	53,730	702,954
Capitec Bank Holdings Ltd.	16,499	2,041,963
Clicks Group Ltd.	49,769	770,892
Discovery Ltd.	90,010	575,031
Exxaro Resources Ltd.	51,401	492,477
FirstRand Ltd.	876,337	3,025,247
Gold Fields Ltd.	157,014	2,540,119
Harmony Gold Mining Co. Ltd.	103,591	896,706
Impala Platinum Holdings Ltd.	184,525	821,423
Kumba Iron Ore Ltd.(b)	10,822	266,519
MTN Group Ltd.	298,607	1,437,090
Naspers Ltd., Class N	32,401	6,210,129
Nedbank Group Ltd.	69,647	846,849
NEPI Rockcastle NV	84,198	568,142
Northam Platinum Holdings Ltd.	63,563	422,588
Old Mutual Ltd.	863,921	505,833
OUTsurance Group Ltd., NVS	81,524	175,728
Pepkor Holdings Ltd.(b)(c)	352,090	332,143
Reinet Investments SCA	23,296	547,482
Remgro Ltd.	90,239	589,295
Sanlam Ltd.	275,359	996,078
Sasol Ltd.	99,434	698,555
Shoprite Holdings Ltd.	85,104	1,135,484
Sibanye Stillwater Ltd.	534,423	609,964
Standard Bank Group Ltd.	235,110	2,207,862
Vodacom Group Ltd.	98,210	471,972
Woolworths Holdings Ltd./South Africa	194,913	622,914
		36,003,685
South Korea — 3.2%
Amorepacific Corp.	5,265	641,726
Celltrion Inc.(b)	27,282	3,704,469
Celltrion Pharm Inc.(a)	4,110	283,719
CJ CheilJedang Corp.	1,741	421,996
CosmoAM&T Co. Ltd.(a)	4,089	441,606
Coway Co. Ltd.	10,183	407,996
DB Insurance Co. Ltd.	8,538	598,897
Doosan Bobcat Inc.	10,525	393,371
Doosan Enerbility Co. Ltd.(a)	77,494	935,692
Ecopro BM Co. Ltd.(a)(b)	8,672	1,474,107
Ecopro Co. Ltd.(a)	17,330	1,309,963
Ecopro Materials Co. Ltd.(a)	2,174	180,072
GS Holdings Corp.	8,060	260,594
Hana Financial Group Inc.	51,599	2,176,281
Hanjin Kal Corp.	4,547	195,149
Hankook Tire & Technology Co. Ltd.	16,162	685,790
Hanmi Pharm Co. Ltd.	1,532	348,994
Hanmi Semiconductor Co. Ltd.	7,213	686,870
Hanon Systems	42,005	168,224
Security	Shares	Value

South Korea (continued)
Hanwha Aerospace Co. Ltd.	6,743	$1,024,238
Hanwha Ocean Co. Ltd.(a)	14,723	339,018
Hanwha Solutions Corp.	21,940	399,313
HD Hyundai Co. Ltd.	7,567	366,341
HD Hyundai Heavy Industries Co. Ltd.(a)	3,529	349,018
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,498	707,934
HLB Inc.(a)	20,781	1,660,402
HMM Co. Ltd.	40,102	457,850
HYBE Co. Ltd.	3,650	529,456
Hyundai Engineering & Construction Co. Ltd.	14,537	370,333
Hyundai Glovis Co. Ltd.	3,540	463,422
Hyundai Mobis Co. Ltd.	10,401	1,701,596
Hyundai Motor Co.	23,638	4,251,906
Hyundai Steel Co.	17,019	395,197
Industrial Bank of Korea	51,949	522,271
Kakao Corp.	54,074	1,877,929
KakaoBank Corp.	29,616	531,187
Kakaopay Corp.(a)	4,823	121,547
Kangwon Land Inc.	14,212	157,045
KB Financial Group Inc.	67,866	3,680,841
Kia Corp.	46,330	3,925,196
Korea Aerospace Industries Ltd.	13,816	514,440
Korea Electric Power Corp.(a)	43,349	661,777
Korea Investment Holdings Co. Ltd.	7,434	359,311
Korea Zinc Co. Ltd.	1,542	513,662
Korean Air Lines Co. Ltd.	27,677	417,374
Krafton Inc.(a)	5,274	907,690
KT Corp.	9,099	227,493
KT&G Corp.	17,272	1,112,935
Kum Yang Co. Ltd.(a)	6,980	468,344
Kumho Petrochemical Co. Ltd.	2,949	293,315
L&F Co. Ltd.(a)	4,339	507,576
LG Chem Ltd.	8,941	2,569,180
LG Corp.	16,570	945,450
LG Display Co. Ltd.(a)	57,023	431,610
LG Electronics Inc.	19,016	1,266,505
LG Energy Solution Ltd.(a)	7,972	2,217,960
LG H&H Co. Ltd.	1,541	464,315
LG Innotek Co. Ltd.	3,085	490,369
LG Uplus Corp.	39,381	279,703
Lotte Chemical Corp.	3,332	257,488
Meritz Financial Group Inc.	18,213	1,041,372
Mirae Asset Securities Co. Ltd.	48,724	265,550
NAVER Corp.	22,687	2,992,402
NCSoft Corp.	2,595	327,879
Netmarble Corp.(a)(c)	4,353	174,292
NH Investment & Securities Co. Ltd.	27,473	246,943
Orion Corp./Republic of Korea	4,954	331,541
Posco DX Co. Ltd.	8,565	248,904
POSCO Future M Co. Ltd.(b)	5,665	1,139,671
POSCO Holdings Inc.	12,773	3,687,320
Posco International Corp.	8,826	291,095
Samsung Biologics Co. Ltd.(a)(c)	3,048	1,713,150
Samsung C&T Corp.	14,860	1,602,403
Samsung E&A Co. Ltd.(a)	29,559	560,418
Samsung Electro-Mechanics Co. Ltd.	9,669	1,078,514
Samsung Electronics Co. Ltd.	846,741	47,067,485
Samsung Fire & Marine Insurance Co. Ltd.	5,415	1,212,015
Samsung Heavy Industries Co. Ltd.(a)	113,524	769,176
Samsung Life Insurance Co. Ltd.	14,148	891,506
Samsung SDI Co. Ltd.	9,793	3,030,629

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung SDS Co. Ltd.	6,474	$743,729
Samsung Securities Co. Ltd.	11,091	303,404
Shinhan Financial Group Co. Ltd.	75,602	2,540,022
SK Biopharmaceuticals Co. Ltd.(a)	6,310	396,962
SK Bioscience Co. Ltd.(a)	4,238	178,496
SK Hynix Inc.	96,307	11,884,822
SK IE Technology Co. Ltd.(a)(c)	5,931	251,029
SK Inc.	6,439	767,287
SK Innovation Co. Ltd.(a)	10,328	819,335
SK Square Co. Ltd.(a)	17,043	936,384
SK Telecom Co. Ltd.	9,520	352,067
SKC Co. Ltd.(a)(b)	4,159	328,717
S-Oil Corp.	8,376	437,307
Woori Financial Group Inc.	99,521	1,019,864
Yuhan Corp.	10,596	551,176
		144,236,919
Spain — 1.7%
Acciona SA	4,362	504,274
ACS Actividades de Construccion y Servicios SA	39,381	1,577,227
Aena SME SA(c)	12,826	2,337,405
Amadeus IT Group SA	79,610	5,053,159
Banco Bilbao Vizcaya Argentaria SA	1,043,281	11,282,013
Banco Santander SA	2,849,576	13,864,988
CaixaBank SA	687,774	3,627,015
Cellnex Telecom SA(c)	86,849	2,870,767
Enagas SA	22,741	333,520
Endesa SA	56,160	1,024,114
Ferrovial SE	93,727	3,370,926
Grifols SA(a)(b)	50,669	463,745
Iberdrola SA	1,062,977	13,033,773
IndustriadeDisenoTextilSA	190,596	8,678,015
Redeia Corp. SA	64,486	1,076,504
Repsol SA	223,759	3,512,139
Telefonica SA	905,441	4,056,009
		76,665,593
Sweden — 2.0%
Alfa Laval AB	50,967	2,169,907
Assa Abloy AB, Class B	175,814	4,645,253
Atlas Copco AB, Class A	474,538	8,312,047
Atlas Copco AB, Class B	277,845	4,166,068
Beijer Ref AB, Class B	74,471	1,049,546
Boliden AB	46,896	1,541,223
Epiroc AB	115,073	2,127,396
Epiroc AB, Class B	68,505	1,135,537
EQT AB	66,828	1,802,976
Essity AB, Class B	113,394	2,829,151
Evolution AB(c)	32,338	3,572,869
Fastighets AB Balder, Class B(a)	121,589	766,413
Getinge AB, Class B	40,047	843,086
H & M Hennes & Mauritz AB, Class B	116,102	1,845,418
Hexagon AB, Class B	371,268	3,883,824
Holmen AB, Class B	15,714	612,018
Husqvarna AB, Class B	58,767	476,671
Industrivarden AB, Class A	23,168	746,091
Industrivarden AB, Class C	26,210	842,647
Indutrade AB	49,910	1,148,210
Investment AB Latour, Class B	28,807	694,122
Investor AB, Class B	310,620	7,607,936
L E Lundbergforetagen AB, Class B	12,793	630,539
Lifco AB, Class B	41,731	1,011,083
Nibe Industrier AB, Class B	275,327	1,270,420
Security	Shares	Value

Sweden (continued)
Saab AB, Class B	14,844	$1,175,180
Sagax AB, Class B	37,551	940,355
Sandvik AB	186,078	3,709,192
Securitas AB, Class B	81,072	812,471
Skandinaviska Enskilda Banken AB, Class A	281,639	3,688,463
Skanska AB, Class B	58,229	1,000,276
SKF AB, Class B	63,700	1,309,548
Svenska Cellulosa AB SCA, Class B	107,364	1,573,447
Svenska Handelsbanken AB, Class A	259,719	2,227,174
Swedbank AB, Class A	150,067	2,869,621
Swedish Orphan Biovitrum AB(a)	31,911	826,413
Tele2 AB, Class B	93,666	873,628
Telefonaktiebolaget LM Ericsson, Class B	519,719	2,637,514
Telia Co. AB	404,789	925,945
Volvo AB, Class A	34,657	912,735
Volvo AB, Class B	267,646	6,812,442
Volvo Car AB(a)(b)	127,286	395,125
		88,419,980
Switzerland — 5.8%
ABB Ltd., Registered	284,902	13,842,943
Adecco Group AG, Registered	27,142	949,494
Alcon Inc.	89,172	6,837,422
Avolta AG, Registered(a)	16,890	638,726
Bachem Holding AG	6,871	596,140
Baloise Holding AG, Registered	7,963	1,203,312
Banque Cantonale Vaudoise, Registered	6,094	637,277
Barry Callebaut AG, Registered	672	1,085,933
BKW AG	3,809	565,400
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	184	2,119,488
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,192,650
Cie. Financiere Richemont SA, Class A, Registered	95,253	13,166,539
Clariant AG, Registered	45,235	676,752
EMS-Chemie Holding AG, Registered	1,353	1,079,471
Geberit AG, Registered	6,044	3,226,174
Givaudan SA, Registered	1,641	7,018,177
Helvetia Holding AG, Registered	5,658	740,098
Holcim AG	91,177	7,632,217
Julius Baer Group Ltd.	35,931	1,927,998
Kuehne + Nagel International AG, Registered	9,811	2,593,013
Logitech International SA, Registered	29,973	2,333,613
Lonza Group AG, Registered	13,163	7,265,887
Nestle SA, Registered	473,171	47,506,443
Novartis AG, Registered	362,154	35,149,753
Partners Group Holding AG	4,030	5,184,861
Roche Holding AG, Bearer	5,446	1,432,616
Roche Holding AG, NVS	124,538	29,841,073
Sandoz Group AG(a)	71,133	2,417,590
Schindler Holding AG, Participation Certificates, NVS	7,589	1,891,605
Schindler Holding AG, Registered	3,649	889,093
SGS SA	26,863	2,365,438
SIG Group AG	52,015	1,039,434
Sika AG, Registered	27,185	7,733,083
Sonova Holding AG, Registered	9,096	2,514,427
Straumann Holding AG	19,843	2,637,880
Swatch Group AG (The), Bearer	5,000	1,050,556
Swatch Group AG (The), Registered	8,227	341,087
Swiss Life Holding AG, Registered	5,349	3,609,268
Swiss Prime Site AG, Registered	13,856	1,279,364
Swiss Re AG	53,427	5,807,801

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swisscom AG, Registered	4,433	$2,431,973
Temenos AG, Registered	10,957	681,606
UBS Group AG, Registered	583,707	15,330,053
VAT Group AG(c)	4,767	2,373,302
Zurich Insurance Group AG	26,166	12,665,556
		264,502,586
Taiwan — 4.8%
Accton Technology Corp.	95,000	1,330,892
Acer Inc.	576,792	793,639
Advantech Co. Ltd.	83,360	969,595
Airtac International Group	28,928	1,024,220
Alchip Technologies Ltd.	14,000	1,320,410
ASE Technology Holding Co. Ltd.	563,762	2,536,138
Asia Cement Corp.	362,440	486,107
Asustek Computer Inc.	127,000	1,665,318
AUO Corp.	1,172,800	655,782
Catcher Technology Co. Ltd.	120,000	801,561
Cathay Financial Holding Co. Ltd.	1,631,019	2,522,133
Chailease Holding Co. Ltd.	272,163	1,435,459
Chang Hwa Commercial Bank Ltd.	835,063	466,943
Cheng Shin Rubber Industry Co. Ltd.	371,000	535,624
China Airlines Ltd.	541,000	346,456
China Development Financial Holding Corp.(a)	2,793,358	1,167,746
China Steel Corp.	2,018,288	1,537,575
Chunghwa Telecom Co. Ltd.	663,000	2,519,954
Compal Electronics Inc.	712,000	776,620
CTBC Financial Holding Co. Ltd.	3,075,036	3,209,472
Delta Electronics Inc.	345,000	3,378,686
E Ink Holdings Inc.	164,000	1,048,488
E.Sun Financial Holding Co. Ltd.	2,352,713	1,976,989
Eclat Textile Co. Ltd.	35,000	550,695
eMemory Technology Inc.	11,000	739,338
Eva Airways Corp.	478,000	519,699
Evergreen Marine Corp. Taiwan Ltd.	178,200	1,037,065
Far Eastern New Century Corp.	535,000	533,685
Far EasTone Telecommunications Co. Ltd.	283,000	701,957
Feng TAY Enterprise Co. Ltd.	92,512	459,981
First Financial Holding Co. Ltd.	1,892,700	1,586,693
Formosa Chemicals & Fibre Corp.	611,340	1,039,059
Formosa Petrochemical Corp.	229,000	506,053
Formosa Plastics Corp.	667,960	1,403,341
Fubon Financial Holding Co. Ltd.	1,350,895	2,857,843
Gigabyte Technology Co. Ltd.	90,000	811,655
Global Unichip Corp.	17,000	706,036
Globalwafers Co. Ltd.	41,000	651,455
Hon Hai Precision Industry Co. Ltd.	2,201,377	10,479,320
Hotai Motor Co. Ltd.	55,080	1,045,212
Hua Nan Financial Holdings Co. Ltd.	1,554,529	1,126,136
Innolux Corp.	1,494,150	649,807
Inventec Corp.	512,000	821,359
Largan Precision Co. Ltd.	19,000	1,266,501
Lite-On Technology Corp.	385,000	1,165,310
MediaTek Inc.	272,000	8,201,118
Mega Financial Holding Co. Ltd.	1,968,968	2,412,795
Micro-Star International Co. Ltd.	136,000	661,737
Nan Ya Plastics Corp.	874,840	1,519,076
Nan Ya Printed Circuit Board Corp.	41,000	233,452
Nanya Technology Corp.	231,000	466,260
Nien Made Enterprise Co. Ltd.	42,000	490,827
Novatek Microelectronics Corp.	109,000	2,059,578
Parade Technologies Ltd.	17,000	385,944
Pegatron Corp.	348,000	1,037,884
Security	Shares	Value

Taiwan (continued)
PharmaEssentia Corp.(a)	43,000	$387,584
Pou Chen Corp.	391,000	432,786
Powerchip Semiconductor Manufacturing Corp.(a)	630,000	440,166
President Chain Store Corp.	85,000	714,818
Quanta Computer Inc.	484,000	3,798,546
Realtek Semiconductor Corp.	91,000	1,435,539
Ruentex Development Co. Ltd.	308,700	363,212
Shanghai Commercial & Savings Bank Ltd. (The)	678,784	966,733
Shin Kong Financial Holding Co. Ltd.(a)	2,236,983	591,142
Silergy Corp.	67,000	889,835
SinoPac Financial Holdings Co. Ltd.	1,843,690	1,240,371
Synnex Technology International Corp.	221,750	542,013
Taishin Financial Holding Co. Ltd.	1,999,840	1,101,051
Taiwan Business Bank	873,648	453,588
Taiwan Cement Corp.	1,170,553	1,150,593
Taiwan Cooperative Financial Holding Co. Ltd.	1,920,906	1,543,693
Taiwan High Speed Rail Corp.	378,000	346,557
Taiwan Mobile Co. Ltd.	234,000	746,836
Taiwan Semiconductor Manufacturing Co. Ltd.	4,348,000	104,107,444
Unimicron Technology Corp.	264,000	1,459,926
Uni-President Enterprises Corp.	877,972	2,059,376
United Microelectronics Corp.	1,975,000	3,034,434
Vanguard International Semiconductor Corp.	169,000	442,864
Voltronic Power Technology Corp.	13,000	615,124
Walsin Lihwa Corp.	482,754	545,301
Wan Hai Lines Ltd.	123,435	191,727
Winbond Electronics Corp.	615,562	488,178
Wistron Corp.	487,000	1,667,517
Wiwynn Corp.	17,000	1,209,364
WPG Holdings Ltd.	283,000	764,333
Yageo Corp.	65,898	1,256,971
Yang Ming Marine Transport Corp.	384,000	613,933
Yuanta Financial Holding Co. Ltd.	1,727,721	1,620,664
Zhen Ding Technology Holding Ltd.	133,000	470,763
		218,325,660
Thailand — 0.4%
Advanced Info Service PCL, NVDR	237,800	1,263,442
Airports of Thailand PCL, NVDR	839,400	1,473,745
Asset World Corp. PCL, NVDR	2,808,300	331,522
Bangkok Dusit Medical Services PCL, NVDR	1,942,300	1,516,707
Bangkok Expressway & Metro PCL, NVDR	1,503,700	335,678
BTS Group Holdings PCL, NVDR(b)	1,705,100	290,816
Bumrungrad Hospital PCL, NVDR	72,500	478,518
Central Pattana PCL, NVDR	490,700	836,827
Charoen Pokphand Foods PCL, NVDR	1,050,400	560,224
CP ALL PCL, NVDR	1,140,400	1,762,502
CP Axtra PCL, NVDR	414,100	361,213
Delta Electronics Thailand PCL, NVDR	581,800	1,085,151
Global Power Synergy PCL, NVDR	172,200	225,759
Gulf Energy Development PCL, NVDR	414,700	447,957
Indorama Ventures PCL, NVDR	476,988	306,135
Intouch Holdings PCL, NVDR	291,800	525,575
Kasikornbank PCL, NVDR	112,700	395,611
Krungthai Card PCL, NVDR	305,300	352,010
Land & Houses PCL, NVDR	1,978,100	397,032
Minor International PCL, NVDR	723,920	641,813
PTT Exploration & Production PCL, NVDR	271,599	1,136,179
PTT Global Chemical PCL, NVDR	439,101	433,095
PTT Oil & Retail Business PCL, NVDR	279,368	140,271
PTT PCL, NVDR	1,830,900	1,659,295
SCB X PCL, NVDR	165,500	473,939
Siam Cement PCL (The), NVDR	142,600	955,326

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Thai Oil PCL, NVDR	202,500	$295,053
True Corp. PCL, NVDR(a)	2,194,196	452,470
		19,133,865
Turkey — 0.2%
Akbank TAS	546,614	1,006,093
Aselsan Elektronik Sanayi Ve Ticaret A/S	252,684	473,984
BIM Birlesik Magazalar A/S	85,318	1,019,290
Coca-Cola Icecek A/S	13,381	299,548
Eregli Demir ve Celik Fabrikalari TAS	250,095	332,520
Ford Otomotiv Sanayi AS	13,571	466,806
Haci Omer Sabanci Holding AS	177,430	506,497
KOC Holding AS	124,635	870,121
Pegasus Hava Tasimaciligi AS(a)	9,442	300,596
Sasa Polyester Sanayi AS(a)	241,016	307,203
Tofas Turk Otomobil Fabrikasi AS	22,605	192,125
Turk Hava Yollari AO(a)	99,667	1,003,248
Turkcell Iletisim Hizmetleri AS	216,428	539,963
Turkiye Is Bankasi AS, Class C	1,601,984	678,164
Turkiye Petrol Rafinerileri AS	163,148	986,356
Turkiye Sise ve Cam Fabrikalari AS	280,548	435,765
Yapi ve Kredi Bankasi A/S	511,473	512,176
		9,930,455
United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	556,693	1,264,074
Abu Dhabi Islamic Bank PJSC	303,694	922,765
Abu Dhabi National Oil Co. for Distribution PJSC	585,939	556,761
Agility Global PLC	597,878	211,587
Aldar Properties PJSC	720,167	1,070,574
Americana Restaurants International PLC	450,304	408,264
Dubai Islamic Bank PJSC	505,326	764,957
Emaar Properties PJSC	1,151,896	2,574,823
Emirates NBD Bank PJSC	349,318	1,616,817
Emirates Telecommunications Group Co. PJSC	601,852	2,785,669
First Abu Dhabi Bank PJSC	788,877	2,680,493
Multiply Group PJSC(a)	671,070	419,840
		15,276,624
United Kingdom — 9.7%
3i Group PLC	172,894	6,177,060
abrdn PLC	332,710	606,724
Admiral Group PLC	44,540	1,516,014
Anglo American PLC	224,216	7,326,809
Antofagasta PLC	68,797	1,887,224
Ashtead Group PLC	77,614	5,635,700
Associated British Foods PLC	62,326	2,062,846
AstraZeneca PLC	273,971	41,437,803
Auto Trader Group PLC(c)	171,134	1,483,643
Aviva PLC	503,694	2,924,522
BAE Systems PLC	534,699	8,893,230
Barclays PLC	2,722,345	6,863,828
Barratt Developments PLC	182,844	1,033,090
Berkeley Group Holdings PLC	19,566	1,149,025
BP PLC	3,019,375	19,461,795
British American Tobacco PLC	364,032	10,686,622
BT Group PLC	1,150,786	1,471,629
Bunzl PLC	59,934	2,298,337
Burberry Group PLC	67,179	961,240
Centrica PLC	937,934	1,497,197
Coca-Cola HBC AG, Class DI	38,249	1,234,629
Compass Group PLC	301,179	8,376,905
CRH PLC	125,981	9,756,067
Croda International PLC	25,575	1,464,848
Security	Shares	Value

United Kingdom (continued)
DCC PLC	17,717	$1,209,906
Diageo PLC	392,639	13,569,475
Endeavour Mining PLC	24,693	522,828
Entain PLC	108,542	1,058,958
Experian PLC	159,720	6,442,138
Flutter Entertainment PLC(a)	30,888	5,722,277
Glencore PLC	1,843,487	10,726,440
GSK PLC	721,497	14,968,834
Haleon PLC	1,222,043	5,161,103
Halma PLC	65,560	1,796,792
Hargreaves Lansdown PLC	60,071	607,038
Hikma Pharmaceuticals PLC	28,591	686,486
HSBC Holdings PLC	3,394,656	29,424,711
Imperial Brands PLC	153,686	3,511,748
Informa PLC	252,181	2,496,563
InterContinental Hotels Group PLC	30,461	2,970,981
Intertek Group PLC	27,954	1,720,472
J Sainsbury PLC	315,991	1,036,506
JD Sports Fashion PLC	443,879	635,490
Kingfisher PLC	371,514	1,144,383
Land Securities Group PLC	130,389	1,053,811
Legal & General Group PLC	1,030,362	3,024,627
Lloyds Banking Group PLC	11,561,177	7,461,383
London Stock Exchange Group PLC	73,946	8,151,813
M&G PLC	416,444	1,042,579
Melrose Industries PLC	237,801	1,868,243
Mondi PLC, NVS	77,035	1,462,176
National Grid PLC	633,661	8,311,829
NatWest Group PLC, NVS	991,109	3,740,823
Next PLC	22,158	2,485,196
NMC Health PLC, NVS(d)	14,180	—
Ocado Group PLC(a)	107,678	471,438
Pearson PLC	121,390	1,472,926
Persimmon PLC	57,323	928,233
Phoenix Group Holdings PLC	98,092	597,449
Prudential PLC	483,453	4,204,759
Reckitt Benckiser Group PLC	125,420	7,011,856
RELX PLC	332,504	13,661,549
Rentokil Initial PLC	443,064	2,236,575
Rio Tinto PLC	197,970	13,394,794
Rolls-Royce Holdings PLC(a)	1,481,514	7,597,239
Sage Group PLC (The)	179,629	2,604,782
Schroders PLC	125,866	551,807
Segro PLC	212,000	2,229,842
Severn Trent PLC	51,505	1,587,604
Shell PLC	1,153,593	41,008,612
Smith & Nephew PLC	152,282	1,844,995
Smiths Group PLC	60,188	1,213,388
Spirax-Sarco Engineering PLC	12,805	1,409,029
SSE PLC	194,027	4,033,122
St. James’s Place PLC	104,345	564,642
Standard Chartered PLC	409,745	3,520,340
Taylor Wimpey PLC	612,087	1,002,980
Tesco PLC	1,276,376	4,712,467
Unilever PLC	439,701	22,746,088
United Utilities Group PLC	125,096	1,630,648
Vodafone Group PLC	3,943,325	3,325,412
Whitbread PLC	34,809	1,371,920
Wise PLC, Class A(a)	112,964	1,085,634

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
WPP PLC	189,803	$1,902,426
		440,144,952

Total Common Stocks — 98.7%
(Cost: $4,107,430,863)		4,460,517,595

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	971,567	2,619,485
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	64,861	519,128
Cia. Energetica de Minas Gerais, Preference Shares, NVS	326,319	613,977
Companhia Paranaense de Energia, Preference Shares, NVS	168,374	294,750
Gerdau SA, Preference Shares, NVS	256,500	901,993
Itau Unibanco Holding SA, Preference Shares, NVS	869,747	5,252,719
Itausa SA, Preference Shares, NVS	1,023,174	1,883,747
Petroleo Brasileiro SA, Preference Shares, NVS	843,678	6,827,283
		18,913,082
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	26,923	1,229,700

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	89,033	728,514

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	1,034,093
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	21,321	1,898,132
Henkel AG & Co. KGaA, Preference Shares, NVS	29,152	2,315,886
Porsche Automobil Holding SE, Preference Shares, NVS	26,860	1,368,557
Sartorius AG, Preference Shares, NVS	4,865	1,454,421
Volkswagen AG, Preference Shares, NVS	35,070	4,296,254
		12,367,343
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(a)(d)	1,151,800	123

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,295	488,728
Series 2, Preference Shares, NVS	6,931	791,990
LG Chem Ltd., Preference Shares, NVS	1,350	259,094
Samsung Electronics Co. Ltd., Preference Shares, NVS	144,346	6,739,673
		8,279,485

Total Preferred Stocks — 0.9%
(Cost: $35,096,953)		41,518,247
Security	Shares	Value

Warrants

Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(d)	3,748	$—

Total Warrants — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.6%
(Cost: $4,142,527,816)		4,502,035,842

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	20,011,434	20,017,438
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	8,980,000	8,980,000

Total Short-Term Securities — 0.6%
(Cost: $28,984,923)		28,997,438

Total Investments — 100.2%
(Cost: $4,171,512,739)		4,531,033,280

Liabilities in Excess of Other Assets — (0.2)%		(8,785,745)

Net Assets — 100.0%		$4,522,247,535

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,996,743	$—		$(10,983,378	)(a)	$5,306	$(1,233)	$20,017,438	20,011,434	$198,540	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,320,000	1,660,000	(a)	—		—	—	8,980,000	8,980,000	269,690		—
						$5,306	$(1,233)	$28,997,438		$468,230		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	118	06/21/24	$13,378	$(318,157)
MSCI Emerging Markets Index	112	06/21/24	5,835	3,235
				$(314,922)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$557,042,804	$3,903,342,092	$132,699	$4,460,517,595
Preferred Stocks	20,871,296	20,646,828	123	41,518,247
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	28,997,438	—	—	28,997,438
	$606,911,538	$3,923,988,920	$132,822	$4,531,033,280
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,235	$—	$—	$3,235
Liabilities
Equity Contracts	(318,157)	—	—	(318,157)
	$(314,922)	$—	$—	(314,922)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust
NVDR	Non-Voting Depositary Receipt